UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES Investment Company Act file number 811-5850
-----------------------------
OneAmerica Funds, Inc.
--------------------------------------------------------------------
(Exact name of registrant as specified in charter)

1 American Square, Indianapolis, IN, 46282-8216
--------------------------------------------------------------
(Address of principal executive offices) (Zip code)

Constance E. Lund
1 American Square, Indianapolis, IN, 46282-8216
--------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-285-1877
--------------

Date of fiscal year end: December 31, 2009
------------------

Date of reporting period: June 30, 2010
--------------
Form N-CSR is to be used by management investment companies to file reports with the Commission no later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

--------------------------------------------------------------------------------

                                  JUNE 30, 2010

--------------------------------------------------------------------------------

[GRAPHIC OF ONEAMERICA(R) FUNDS, INC.]

[LOGO OF ONEAMERICA(R) FUNDS, INC.]        ONEAMERICA(R) FUNDS, INC.
ONEAMERICA(R) FUNDS, INC.                  SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

NOTE: The report and the financial statements contained herein are submitted for the general information of the Participants. The report is not to be distributed to prospective investors as sales literature unless accompanied or preceded by an effective prospectus of OneAmerica Funds, Inc., and AUL American Unit Trust, AUL American Individual Unit Trust, AUL American Individual Variable Life Unit Trust or AUL American Individual Variable Annuity Unit Trust which contains further information concerning the sales charge, expenses and other pertinent information.

Registered group and individual variable annuity and variable life contracts issued by American United Life Insurance Company(R) (AUL) are distributed by OneAmerica Securities, Inc., Member FINRA, SIPC, a wholly owned subsidiary of AUL.

--------------------------------------------------------------------------------

                            ONEAMERICA(R) Funds, Inc.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                Directors and Officers of OneAmerica Funds, Inc.(1)

William R. Brown, Director            J. Scott Davison, President
Steven J. Helmich, Director(2)        Constance E. Lund, Treasurer
James L. Isch, Director(2)            Thomas M. Zurek, Secretary
Gilbert F. Viets, Director(2)         Daniel Schluge, Assistant Treasurer
                                      Richard M. Ellery, Assistant Secretary and
                                      Chief Compliance Officer
                                      Sue Uhl, Anti-Money Laundering Officer

(1) Effective June 1, 2010, Jean L. Wojtowicz, Chairwoman of the Board of Directors, resigned from the board.

(2) Audit Committee

                                A Message
[PHOTO OF J. SCOTT DAVISON]     From
                                The President
                                of OneAmerica Funds, Inc.

It is a pleasure to provide you with the 2010 semiannual report for OneAmerica Funds, Inc. This report includes performance, holdings and financial information for each portfolio. I hope you find this information useful as you monitor your investments.

Investors endured another tumultuous period during the first half of 2010. As we began the year, investors were hopeful that the economic recovery, which began in 2009, would continue through the remainder of 2010. Unfortunately, these hopes began to fade as indications of an economic slowdown surfaced during the second quarter.

As fears of a double-dip recession began to escalate, investors became much more risk averse. This "flight to quality" mentality translated into investors fleeing the volatility surrounding the equity market for the perceived safety of fixed income investments. Although the Barclays Aggregate (a commonly used fixed income benchmark) ended the six months with a positive 5.3 percent return, fixed income performance within this index was far from uniform. Investors were attracted to Treasury and collateralized mortgage-backed securities. At the same time, liquidity and pricing for high yield bonds and lower rated investment grade bonds deteriorated for the better part of May and June.

Equities also reacted poorly to the possibility of a stagnating U.S. economic recovery. As risk aversion became paramount, the S&P 500 experienced its first official correction (defined as a price decline of ten percent or more) since the bull market began last March. For the first six months, this broad equity index declined 6.7 percent.

Although it is extremely rare for an economy to slip back into an early cycle recession once a recovery has taken hold, the global economy is definitely on more fragile ground than it was previously, which makes our U.S. economy more vulnerable. As a result, the pessimism that enveloped the investment markets during the first half is expected to continue in upcoming months, coupled with ongoing risk aversion and volatility.

Investment performance for each portfolio in OneAmerica Funds, Inc. for the first half of 2010 has been listed below.

     PORTFOLIO                         CLASS O     ADVISOR CLASS
     ---------                         -------     -------------
     Value Portfolio                    -6.5%          -6.6%
     Money Market Portfolio              0.0%           0.0%
     Investment Grade Bond Portfolio     5.4%           5.2%
     Asset Director Portfolio           -3.0%          -3.1%
     Socially Responsive Portfolio      -7.4%          -7.6%

Performance numbers for the OneAmerica portfolios are net of investment advisory fees and other expenses paid by each portfolio, but do not reflect specified contract, mortality and expense risk charges.

Jean L. Wojtowicz, who has served on the OneAmerica Funds, Inc. Board of Directors for several years has resigned. I wish to thank her for her contributions to the Fund and its shareholders.

As always, I am grateful for the confidence you have placed in us and your continued investment in OneAmerica Funds, Inc.

                                                     /s/ J. Scott Davison
                                                     J. Scott Davison
                                                     President
                                                     OneAmerica Funds, Inc.

Indianapolis, Indiana
August 6, 2010

                      (This Page Intentionally Left Blank)

                          FEES AND EXPENSES (UNAUDITED)

As an indirect shareholder of the OneAmerica Funds, Inc., you incur management fees, distribution fees (with respect to the Advisor Class), and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended June 30, 2010.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads) nor do they have any variable contract costs. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                            Beginning     Ending         Annualized
                                             Account      Account       Expense Ratio      Expenses Paid
                                              Value        Value        Based on the        During the
                                            01/01/10     06/30/10     Six-Month Period   Six-Month Period(1)
                                            ---------    --------     ----------------   -------------------
    Value Portfolio - Class O
     Actual                                 $1,000.00    $  935.00          0.60%               $2.88
     Hypothetical
       (5% return before expenses)           1,000.00     1,021.82          0.60                 3.01
    Value Portfolio - Advisor Class
     Actual                                  1,000.00       933.60          0.90                 4.32
     Hypothetical
       (5% return before expenses)           1,000.00     1,020.33          0.90                 4.51
    Money Market - Class O
     Actual                                  1,000.00     1,000.00          0.22                 1.07
     Hypothetical
       (5% return before expenses)           1,000.00     1,023.72          0.22                 1.08
    Money Market - Advisor Class
     Actual                                  1,000.00     1,000.00          0.22                 1.07
     Hypothetical
       (5% return before expenses)           1,000.00     1,023.73          0.22                 1.08
    Investment Grade Bond - Class O
     Actual                                  1,000.00     1,053.90          0.65                 3.31
     Hypothetical
       (5% return before expenses)           1,000.00     1,021.57          0.65                 3.26
    Investment Grade Bond - Advisor Class
     Actual                                  1,000.00     1,052.20          0.95                 4.83
     Hypothetical
       (5% return before expenses)           1,000.00     1,020.08          0.95                 4.76
    Asset Director - Class O
     Actual                                  1,000.00       970.50          0.60                 2.94
     Hypothetical
       (5% return before expenses)           1,000.00     1,021.81          0.60                 3.01
    Asset Director - Advisor Class
     Actual                                  1,000.00       969.00          0.90                 4.40
     Hypothetical
       (5% return before expenses)           1,000.00     1,020.32          0.90                 4.52
    Socially Responsive - Class O
     Actual                                  1,000.00       926.10          1.20                 5.73
     Hypothetical
       (5% return before expenses)           1,000.00     1,018.84          1.20                 6.01
    Socially Responsive - Advisor Class
     Actual                                  1,000.00       924.50          1.50                 7.16
     Hypothetical
       (5% return before expenses)           1,000.00     1,017.36          1.50                 7.50

(1) Expenses for each Portfolio are calculated using the portfolio's annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-months ended 06/30/10. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

                             ONEAMERICA FUNDS, INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                            JUNE 30, 2010 (UNAUDITED)

                                                                           PORTFOLIO
                                           -----------------------------------------------------------------------
                                                              MONEY        INVESTMENT        ASSET       SOCIALLY
                                               VALUE          MARKET       GRADE BOND       DIRECTOR    RESPONSIVE
                                           ------------    ------------   ------------    ------------  ----------
ASSETS:
  Investments in securities,
    at fair value                          $231,778,479    $217,243,194   $146,100,535    $275,274,397  $4,252,076
  Cash                                           56,500               -         69,192          18,138     133,571
  Receivable for capital stock issued            39,721               -          3,126          38,004      25,393
  Dividends and interest receivable             304,751           5,141      1,148,552         868,277       5,967
  Due from Advisor (Note 2)                           -          73,548              -               -       7,883
                                           ------------    ------------   ------------    ------------  ----------
      Total assets                          232,179,451     217,321,883    147,321,405     276,198,816   4,424,890
                                           ------------    ------------   ------------    ------------  ----------
LIABILITIES:
  Payable to custodian                                -          64,648              -               -           -
  Payable for capital stock redeemed                  -               -        205,634          86,047           -
  Payable for investments purchased                   -               -      1,518,257       2,953,659           -
  Accrued investment advisory fees              111,431          79,220         64,675         127,820       2,927
  Accrued distribution (12b-1) fee                6,577           9,340          1,684          15,314         589
  Accrued expenses                               38,241          37,964         30,501          31,190      10,289
                                           ------------    ------------   ------------    ------------  ----------
      Total liabilities                         156,249         191,172      1,820,751       3,214,030      13,805
                                           ------------    ------------   ------------    ------------  ----------
NET ASSETS                                 $232,023,202    $217,130,711   $145,500,654    $272,984,786  $4,411,085
                                           ============    ============   ============    ============  ==========
NET ASSETS BY CLASS OF SHARES
  Class O                                  $209,054,420    $183,470,843   $139,132,784    $218,317,961  $2,346,831
  Advisor Class                              22,968,782      33,659,868      6,367,870      54,666,825   2,064,254
                                           ------------    ------------   ------------    ------------  ----------
      Total net assets                     $232,023,202    $217,130,711   $145,500,654    $272,984,786  $4,411,085
                                           ============    ============   ============    ============  ==========
SHARES OUTSTANDING
  Class O                                    12,282,520     183,470,805     11,850,098      14,121,599     302,916
  Advisor Class                               1,361,256      33,659,860        544,901       3,558,452     266,977
                                           ------------    ------------   ------------    ------------  ----------
      Total shares outstanding               13,643,776     217,130,665     12,394,999      17,680,051     569,893
                                           ============    ============   ============    ============  ==========
NET ASSET VALUE PER SHARE
  Class O                                  $      17.02    $       1.00   $      11.74    $      15.46  $     7.75
                                           ============    ============   ============    ============  ==========
  Advisor Class                            $      16.87    $       1.00   $      11.69    $      15.36  $     7.73
                                           ============    ============   ============    ============  ==========
  Investments at cost                      $253,457,956    $217,243,194   $140,071,426    $283,155,341  $5,070,092
                                           ============    ============   ============    ============  ==========
ANALYSIS OF NET ASSETS:
  Paid-in-capital                          $266,780,695    $217,130,665   $135,432,581    $281,872,964  $5,567,805
  Undistributed net investment income         1,649,978              40      2,826,103       2,860,245      11,700
  Undistributed net realized gain (loss)    (14,727,994)              6      1,212,861      (3,867,479)   (350,404)
  Unrealized appreciation
    (depreciation) of investments           (21,679,477)              -      6,029,109      (7,880,944)   (818,016)
                                           ------------    ------------   ------------    ------------  ----------
                                           $232,023,202    $217,130,711   $145,500,654    $272,984,786  $4,411,085
                                           ============    ============   ============    ============  ==========

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)

                                                                           PORTFOLIO
                                           -----------------------------------------------------------------------
                                                              MONEY        INVESTMENT        ASSET       SOCIALLY
                                               VALUE          MARKET       GRADE BOND       DIRECTOR    RESPONSIVE
                                           ------------    ------------   ------------    ------------  -----------
INVESTMENT INCOME:
  Income:
    Dividends (net of foreign taxes        $  2,452,516     $       -      $   48,562      $ 1,899,032   $  41,430
      withheld of $58,312, $0, $0,
      $44,777 and $987, respectively)
    Interest                                     12,386       236,298       3,246,747        1,895,574          87
                                           ------------     ---------      ----------      -----------   ---------
                                              2,464,902       236,298       3,295,309        3,794,606      41,517
                                           ------------     ---------      ----------      -----------   ---------
EXPENSES:
  Investment advisory fee                       637,081       438,193         346,669          704,290      16,275
  Custodian and service agent fee                82,408        78,245          54,096           93,902      36,066
  Distribution (12b-1) fee - Advisor
    Class                                        36,056        48,691           8,680           80,790       3,394
  Professional fees                              14,951        11,254           8,770           15,231         172
  Printing                                       11,554        10,189           6,335           12,751         209
  Director fees                                   8,115         8,115           8,155            8,115       8,137
  Other                                          10,098        15,726          26,345           12,284       9,594
                                           ------------     ---------      ----------      -----------   ---------
  Total expenses before waived fees
    and reimbursed expenses                     800,263       610,413         459,050          927,363      73,847
  Waived fees and reimbursed
    expenses (Note 2)                                 -      (374,115)              -                -     (42,553)
                                           ------------     ---------      ----------      -----------   ---------
  Net expenses                                  800,263       236,298         459,050          927,363      31,294
                                           ------------     ---------      ----------      -----------   ---------

    Net investment income                     1,664,639             -       2,836,259        2,867,243      10,223
                                           ------------     ---------      ----------      -----------   ---------
GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss)
    on investments                            1,077,447            46       1,030,415        1,013,633     (18,526)
  Net change in unrealized
    appreciation (depreciation)
    on investments                          (18,919,237)            -       3,460,588      (12,663,999)   (357,462)
                                           ------------     ---------      ----------      -----------   ---------
      Net realized and
        unrealized gain (loss)              (17,841,790)           46       4,491,003      (11,650,366)   (375,988)
                                           ------------     ---------      ----------      -----------   ---------
NET INCREASE (DECREASE) IN
  NET ASSETS FROM OPERATIONS               $(16,177,151)    $      46      $7,327,262      $(8,783,123)  $(365,765)
                                           ============     =========      ==========      ===========   =========

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                     PORTFOLIO
                                           --------------------------------------------------------------
                                                       VALUE                       MONEY MARKET
                                           -----------------------------    -----------------------------
                                            SIX MONTHS      YEAR ENDED       SIX MONTHS      YEAR ENDED
                                           ENDED 6/30/10    DECEMBER 31,    ENDED 6/30/10    DECEMBER 31,
                                            (UNAUDITED)         2009         (UNAUDITED)         2009
                                           -------------    ------------    -------------    ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
  Net investment income                     $  1,664,639    $  3,821,372    $          -     $    246,666
  Net realized gain (loss)                     1,077,447     (14,236,740)             46               81
  Net change in unrealized
    appreciation (depreciation)              (18,919,237)     69,393,358               -                -
                                            ------------    ------------    ------------     ------------
    Net increase (decrease) in net
      assets from operations                 (16,177,151)     58,977,990              46          246,747
                                            ------------    ------------    ------------     ------------
SHAREHOLDER DISTRIBUTIONS:
  From net investment income
    Class O                                            -      (3,529,081)              -         (235,326)
    Advisor Class                                      -        (299,606)              -          (11,340)
  From net realized gain
    Class O                                            -               -               -                -
    Advisor Class                                      -               -               -                -
                                            ------------    ------------    ------------     ------------
    Total distributions                                -      (3,828,687)              -         (246,666)
                                            ------------    ------------    ------------     ------------
SHAREHOLDER TRANSACTIONS:
  Proceeds from shares issued:
    Class O                                    3,649,549       5,645,013      16,511,292       26,893,596
    Advisor Class                              3,382,442       2,969,342       6,753,843       11,723,618
  Reinvested distributions:
    Class O                                            -       3,529,081               -          241,436
    Advisor Class                                      -         299,606               -           12,033
  Cost of shares redeemed:
    Class O                                  (10,624,746)    (20,033,141)    (29,150,946)     (78,574,707)
    Advisor Class                             (1,855,433)     (3,068,133)     (6,490,128)     (20,307,548)
                                            ------------    ------------    ------------     ------------
    Decrease                                  (5,448,188)    (10,658,232)    (12,375,939)     (60,011,572)
                                            ------------    ------------    ------------     ------------
    Net increase (decrease) in net assets    (21,625,339)     44,491,071     (12,375,893)     (60,011,491)
    Net assets at beginning of period        253,648,541     209,157,470     229,506,604      289,518,095
                                            ------------    ------------    ------------     ------------
NET ASSETS AT END OF PERIOD                 $232,023,202    $253,648,541    $217,130,711     $229,506,604
                                            ============    ============    ============     ============
  UNDISTRIBUTED (DISTRIBUTIONS IN
    EXCESS OF) NET INVESTMENT INCOME
    INCLUDED IN NET ASSETS AT THE
    END OF THE PERIOD                       $  1,649,978    $    (14,661)   $         40     $         40
                                            ------------    ------------    ------------     ------------
CHANGES IN CAPITAL STOCK OUTSTANDING
  Shares issued:
    Class O                                      191,783         371,254      16,511,292       26,893,596
    Advisor Class                                181,283         192,889       6,753,843       11,723,618
  Reinvested distributions:
    Class O                                            -         192,006               -          241,436
    Advisor Class                                      -          16,418               -           12,033
  Shares redeemed:
    Class O                                     (571,763)     (1,381,525)    (29,150,946)     (78,574,707)
    Advisor Class                               (100,826)       (202,305)     (6,490,128)     (20,307,548)
                                            ------------    ------------    ------------     ------------
Net decrease                                    (299,523)       (811,263)    (12,375,939)     (60,011,572)
Shares outstanding at beginning of period     13,943,299      14,754,562     229,506,604      289,518,176
                                            ------------    ------------    ------------     ------------
Shares outstanding at end of period           13,643,776      13,943,299     217,130,665      229,506,604
                                            ============    ============    ============     ============

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                 STATEMENTS OF CHANGES IN NET ASSETS (Continued)

                                                                     PORTFOLIO
                                           --------------------------------------------------------------
                                               INVESTMENT GRADE BOND               ASSET DIRECTOR
                                           -----------------------------    -----------------------------
                                            SIX MONTHS      YEAR ENDED       SIX MONTHS      YEAR ENDED
                                           ENDED 6/30/10    DECEMBER 31,    ENDED 6/30/10    DECEMBER 31,
                                            (UNAUDITED)         2009         (UNAUDITED)         2009
                                           -------------    ------------    -------------    ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
  Net investment income                    $  2,836,259     $  6,459,018    $  2,867,243     $  6,438,240
  Net realized gain (loss)                    1,030,415        2,216,755       1,013,633       (4,374,137)
  Net change in unrealized
    appreciation (depreciation)               3,460,588       10,526,524     (12,663,999)      54,417,846
                                           ------------     ------------    ------------     ------------
    Net increase (decrease) in net
      assets from operations                  7,327,262       19,202,297      (8,783,123)      56,481,949
                                           ------------     ------------    ------------     ------------
SHAREHOLDER DISTRIBUTIONS:
  From net investment income
    Class O                                           -       (6,287,171)              -       (5,425,874)
    Advisor Class                                     -         (252,702)              -       (1,078,726)
  From net realized gain
    Class O                                           -         (764,161)              -                -
    Advisor Class                                     -          (32,520)              -                -
                                           ------------     ------------    ------------     ------------
    Total distributions                               -       (7,336,554)              -       (6,504,600)
                                           ------------     ------------    ------------     ------------
SHAREHOLDER TRANSACTIONS:
  Proceeds from shares issued:
    Class O                                   6,692,847        7,953,998      17,894,095       13,227,144
    Advisor Class                             1,339,986        1,585,392      12,398,734       19,624,138
  Reinvested distributions:
    Class O                                           -        7,051,332               -        5,425,874
    Advisor Class                                     -          285,222               -        1,078,726
  Cost of shares redeemed:
    Class O                                  (5,849,140)     (22,695,925)    (17,011,894)     (26,857,054)
    Advisor Class                              (914,280)      (1,214,646)     (5,370,290)     (14,921,749)
                                           ------------     ------------    ------------     ------------
    Increase (decrease)                       1,269,413       (7,034,627)      7,910,645       (2,422,921)
                                           ------------     ------------    ------------     ------------
    Net increase (decrease) in net assets     8,596,675        4,831,116        (872,478)      47,554,428
    Net assets at beginning of period       136,903,979      132,072,863     273,857,264      226,302,836
                                           ------------     ------------    ------------     ------------
NET ASSETS AT END OF PERIOD                $145,500,654     $136,903,979    $272,984,786     $273,857,264
                                           ============     ============    ============     ============
  UNDISTRIBUTED (DISTRIBUTIONS IN
    EXCESS OF) NET INVESTMENT INCOME
    INCLUDED IN NET ASSETS AT THE
    END OF THE PERIOD                      $  2,826,103     $    (10,156)   $  2,860,245     $     (6,998)
                                           ------------     ------------    ------------     ------------
CHANGES IN CAPITAL STOCK OUTSTANDING
  Shares issued:
    Class O                                     579,598          711,797       1,068,618          948,651
    Advisor Class                               117,116          143,737         760,750        1,393,967
  Reinvested distributions:
    Class O                                           -          632,633               -          338,230
    Advisor Class                                     -           25,670               -           67,568
  Shares redeemed:
    Class O                                    (511,257)      (2,068,460)     (1,025,253)      (1,951,110)
    Advisor Class                               (80,312)        (111,527)       (330,038)      (1,100,537)
                                           ------------     ------------    ------------     ------------
Net increase (decrease)                         105,145         (666,150)        474,077         (303,231)
Shares outstanding at beginning of period    12,289,854       12,956,004      17,205,974       17,509,205
                                           ------------     ------------    ------------     ------------
Shares outstanding at end of period          12,394,999       12,289,854      17,680,051       17,205,974
                                           ============     ============    ============     ============

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                 STATEMENTS OF CHANGES IN NET ASSETS (Continued)

                                                                      PORTFOLIO
                                                           ------------------------------
                                                                 SOCIALLY RESPONSIVE
                                                           ------------------------------
                                                            SIX MONTHS        YEAR ENDED
                                                           ENDED 6/30/10     DECEMBER 31,
                                                            (UNAUDITED)          2009
                                                           -------------     ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                    $      10,223     $     29,748
  Net realized gain (loss)                                       (18,526)        (214,509)
  Net change in unrealized appreciation (depreciation)          (357,462)       1,190,106
                                                           -------------     ------------
    Net increase (decrease) in net assets from
      operations                                                (365,765)       1,005,345
                                                           -------------     ------------
SHAREHOLDER DISTRIBUTIONS:
  From net investment income
    Class O                                                            -          (17,091)
    Advisor Class                                                      -          (11,492)
  From net realized gain
    Class O                                                            -                -
    Advisor Class                                                      -                -
                                                           -------------     ------------
    Total distributions                                                -          (28,583)
                                                           -------------     ------------
SHAREHOLDER TRANSACTIONS:
  Proceeds from shares issued:
    Class O                                                      336,227          310,394
    Advisor Class                                                121,242          345,238
  Reinvested distributions:
    Class O                                                            -           17,091
    Advisor Class                                                      -           11,492
  Cost of shares redeemed:
    Class O                                                      (85,400)        (168,777)
    Advisor Class                                               (118,385)         (37,554)
                                                           -------------     ------------
    Increase                                                     253,684          477,884
                                                           -------------     ------------
    Net increase (decrease) in net assets                       (112,081)       1,454,646
    Net assets at beginning of period                          4,523,166        3,068,520
                                                           -------------     ------------
NET ASSETS AT END OF PERIOD                                $   4,411,085     $  4,523,166
                                                           =============     ============
  UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
    NET INVESTMENT INCOME INCLUDED IN
    NET ASSETS AT THE END OF THE PERIOD                    $      11,700     $      1,477
                                                           -------------     ------------
CHANGES IN CAPITAL STOCK OUTSTANDING
  Shares issued:
    Class O                                                       38,691           43,908
    Advisor Class                                                 14,008           48,504
  Reinvested distributions:
    Class O                                                            -            2,024
    Advisor Class                                                      -            1,361
  Shares redeemed:
    Class O                                                      (10,239)         (26,518)
    Advisor Class                                                (13,321)          (5,267)
                                                           -------------     ------------
Net increase                                                      29,139           64,012
Shares outstanding at beginning of period                        540,754          476,742
                                                           -------------     ------------
Shares outstanding at end of period                              569,893          540,754
                                                           =============     ============

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                                 VALUE PORTFOLIO
                            JUNE 30, 2010 (UNAUDITED)

              Description                         Shares        Value
---------------------------------------          --------    -----------
COMMON STOCKS (90.6%)
  Aerospace & Defense (3.7%)
    General Dynamics Corp.                        34,900     $ 2,043,744
    Precision Castparts Corp.                     62,700       6,453,084
                                                             -----------
                                                               8,496,828
                                                             -----------
  Agriculture (0.5%)
    Archer-Daniels-Midland Co.                    44,700       1,154,154
                                                             -----------
  Apparel (3.8%)
    Columbia Sportswear Co.                       81,100       3,784,937
    Wolverine World Wide, Inc.                   202,300       5,102,006
                                                             -----------
                                                               8,886,943
                                                             -----------
  Auto Parts and Equipment (3.0%)
    Magna International, Inc., Class A           105,200       6,938,992
                                                             -----------
  Automotive Components (0.7%)
    Harley-Davidson, Inc.                         75,100       1,669,473
                                                             -----------
  Banks (4.2%)
    Bank of Hawaii Corp.                          26,000       1,257,100
    Citigroup, Inc.(1)                            97,698         367,345
    JPMorgan Chase & Co.                          99,807       3,653,934
    Northern Trust Corp.                          33,600       1,569,120
    U.S. Bancorp                                 128,200       2,865,270
                                                             -----------
                                                               9,712,769
                                                             -----------
  Beverages (2.1%)
    The Coca-Cola Co.                             96,800       4,851,616
                                                             -----------
  Biotechnology (1.2%)
    Amgen, Inc.(1)                                53,200       2,798,320
                                                             -----------
  Chemicals (1.5%)
    Dow Chemical Co.                             149,800       3,553,256
                                                             -----------
  Commercial Services (0.7%)
    Robert Half International, Inc.               63,800       1,502,490
                                                             -----------
  Computers (3.0%)
    Dell, Inc.(1)                                277,200       3,343,032
    Hewlett-Packard Co.                           85,374       3,694,987
                                                             -----------
                                                               7,038,019
                                                             -----------
  Diversified Financial Services (2.9%)
    Federated Investors, Inc., Class B           157,000       3,251,470
    Investment Technology Group, Inc.(1)         218,100       3,502,686
                                                             -----------
                                                               6,754,156
                                                             -----------
  Electronics (1.4%)
    FLIR Systems, Inc.(1)                        114,600       3,333,714
                                                             -----------
  Food (0.1%)
    Fresh Del Monte Produce, Inc.(1)              15,700         317,768
                                                             -----------
  Hand/Machine Tools (0.6%)
    Baldor Electric Co.                           41,393       1,493,459
                                                             -----------
  Healthcare-Products (6.5%)
    Baxter International, Inc.                    34,800       1,414,272
    Johnson & Johnson                            105,500       6,230,830
    Medtronic, Inc.                              132,700       4,813,029
    Zimmer Holdings, Inc.(1)                      47,900       2,588,995
                                                             -----------
                                                              15,047,126
                                                             -----------
  Insurance (1.5%)
    Aegon NV(1)                                  654,085       3,453,569
                                                             -----------
  Iron/Steel (1.8%)
    Nucor Corp.                                  108,700       4,161,036
                                                             -----------
  Machinery-Diversified (1.1%)
    Cummins, Inc.                                 38,100       2,481,453
                                                             -----------
  Mining (0.9%)
    Alcoa, Inc.                                  199,100       2,002,946
                                                             -----------
  Miscellaneous Manufacturing (8.4%)
    Carlisle Cos., Inc.                          157,600       5,694,088
    Crane Co.                                    133,800       4,042,098
    General Electric Co.                         311,400       4,490,388
    Illinois Tool Works, Inc.                    124,800       5,151,744
                                                             -----------
                                                              19,378,318
                                                             -----------
  Oil & Gas (6.3%)
    ConocoPhillips                               106,900       5,247,721
    Exxon Mobil Corp.                             34,000       1,940,380
    Royal Dutch Shell PLC ADR                    108,900       5,468,958
    Valero Energy Corp.                          102,200       1,837,556
                                                             -----------
                                                              14,494,615
                                                             -----------

                                                (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                           VALUE PORTFOLIO (continued)
                            JUNE 30, 2010 (UNAUDITED)

              Description                         Shares         Value
---------------------------------------          --------    ------------
COMMON STOCKS (90.6%) (continued)
  Pharmaceuticals (6.6%)
    McKesson Corp.                                99,150     $  6,658,914
    Merck & Co., Inc.                             92,400        3,231,228
    Pfizer, Inc.                                 381,450        5,439,477
                                                             ------------
                                                               15,329,619
                                                             ------------
  Retail (6.1%)
   Bed Bath & Beyond, Inc.(1)                    127,700        4,735,116
   Best Buy Co., Inc.                            107,400        3,636,564
   Home Depot, Inc.                              127,300        3,573,311
   Kohl's Corp.(1)                                46,900        2,227,750
                                                             ------------
                                                               14,172,741
                                                             ------------
  Semiconductors (6.8%)
   Applied Materials, Inc.                       353,600        4,250,272
   Intel Corp.                                   354,700        6,898,915
   Texas Instruments, Inc.                       199,300        4,639,704
                                                             ------------
                                                               15,788,891
                                                             ------------
  Software (1.8%)
   Autodesk, Inc.(1)                             174,500        4,250,820
                                                             ------------
  Telecommunications (6.4%)
    Cisco Systems, Inc.(1)                       211,800        4,513,458
    Nokia OYJ ADR                                351,650        2,865,947
    Telefonos de Mexico, Class L ADR             302,000        4,261,220
    Telmex Internacional ADR                     186,000        3,301,500
                                                             ------------
                                                               14,942,125
                                                             ------------
  Toys/Games/Hobbies (1.1%)
    Mattel, Inc.                                 116,400        2,463,024
                                                             ------------
  Transportation (5.9%)
   Norfolk Southern Corp.                         68,400        3,628,620
   Tidewater, Inc.                               136,250        5,275,600
   Werner Enterprises, Inc.                      216,000        4,728,240
                                                             ------------
                                                               13,632,460
                                                             ------------
     Total common stocks (cost: $231,055,023)                 210,100,700
                                                             ------------

                                                (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                           VALUE PORTFOLIO (continued)
                            JUNE 30, 2010 (UNAUDITED)

                                                             Interest      Maturity       Principal
                    Description                                Rate          Date          Amount        Value
----------------------------------------------------         --------     ----------     ----------   ------------
SHORT-TERM NOTES AND BONDS(2) (2.6%)
  COMMERCIAL PAPER (2.6%)
    Consumer Finance (0.9%)
      American Honda Finance Corp.                            0.264%      07/19/2010     $2,000,000   $  1,999,720
    Banks (0.4%)
      Bank of America Corp.                                   0.375       07/06/2010      1,000,000        999,940
    Beverages (1.3%)
      PepsiCo, Inc.                                           0.122       07/28/2010      3,000,000      2,999,460
                                                                                                      ------------
        Total short-term notes and bonds (cost: $5,999,419)                                              5,999,120
                                                                                                      ------------

                                                                                           Shares
                                                                                         ----------
MONEY MARKET MUTUAL FUNDS (3.4%)
      BlackRock Liquidity TempFund Portfolio                                              8,000,000      8,000,000
                                                                                                      ------------
        Total money market mutual funds (cost: $8,000,000)                                               8,000,000
                                                                                                      ------------
MUTUAL FUNDS (3.3%)
      iShares Russell 1000 Value Index Fund                                                  68,900      3,735,069
      iShares Russell Midcap Value Index Fund                                                69,600      2,536,224
      iShares S&P SmallCap 600 Value Index Fund                                              24,600      1,407,366
                                                                                                      ------------
        Total mutual funds (cost: 8,403,514)                                                             7,678,659
                                                                                                      ------------
TOTAL INVESTMENTS (99.9%) (COST: $253,457,956)                                                         231,778,479

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)                                                               244,723
                                                                                                      ------------
NET ASSETS (100.0%)                                                                                   $232,023,202
                                                                                                      ============

(1) Non-Income producing securities.
(2) The interest rate for short-term notes reflects the yields for those securities as of June 30, 2010.

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                          REPRESENTATION OF INVESTMENTS
                                 VALUE PORTFOLIO
                            JUNE 30, 2010 (UNAUDITED)

               Industry                           % of Total Net Assets
---------------------------------------           ---------------------
  Miscellaneous Manufacturing                              8.4%
  Semiconductors                                           6.8
  Pharmaceuticals                                          6.6
  Healthcare-Products                                      6.5
  Telecommunications                                       6.4
  Oil & Gas                                                6.3
  Retail                                                   6.1
  Transportation                                           5.9
  Banks                                                    4.6
  Apparel                                                  3.8
  Aerospace & Defense                                      3.7
  Beverages                                                3.4
  Money Market Mutual Funds                                3.4
  Mutual Funds                                             3.3
  Auto Parts and Equipment                                 3.0
  Computers                                                3.0
  Diversified Financial Services                           2.9
  Iron/Steel                                               1.8
  Software                                                 1.8
  Chemicals                                                1.5
  Insurance                                                1.5
  Electronics                                              1.4
  Biotechnology                                            1.2
  Machinery-Diversified                                    1.1
  Toys/Games/Hobbies                                       1.1
  Consumer Finance                                         0.9
  Mining                                                   0.9
  Automotive Components                                    0.7
  Commercial Services                                      0.7
  Hand/Machine Tools                                       0.6
  Agriculture                                              0.5
  Food                                                     0.1
                                                         -----
                                                          99.9
  Other assets in excess of liabilities                    0.1
                                                         -----

  NET ASSETS                                             100.0%
                                                         =====

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                             MONEY MARKET PORTFOLIO
                            JUNE 30, 2010 (UNAUDITED)

                                                             Interest      Maturity       Principal
                    Description                                Rate          Date          Amount         Value
----------------------------------------------------         --------     ----------     -----------   ------------
SHORT-TERM NOTES(1) (96.6%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (16.7%)
    Fannie Mae Discount Note                                  0.070%      07/21/2010     $ 7,800,000   $  7,799,696
    U.S. Treasury Bill Discount Note                          0.095       07/01/2010       5,400,000      5,400,000
    U.S. Treasury Bill Discount Note                          0.024       07/15/2010       7,000,000      6,999,935
    U.S. Treasury Bill Discount Note                          0.100       07/29/2010       9,000,000      8,999,300
    U.S. Treasury Bill Discount Note                          0.092       08/05/2010       7,100,000      7,099,363
                                                                                                       ------------
                                                                                                         36,298,294
                                                                                                       ------------
  COMMERCIAL PAPER (76.8%)
   Aerospace & Defense (1.8%)
    United Technologies Corp.                                 0.172       07/28/2010       4,000,000      3,999,490
                                                                                                       ------------
   Automobiles (3.5%)
    Toyota Motor Corp.                                        0.355       07/14/2010       5,500,000      5,499,305
    Toyota Motor Corp.                                        0.416       08/03/2010       2,000,000      1,999,248
                                                                                                       ------------
                                                                                                          7,498,553
                                                                                                       ------------
   Commercial Banks (13.1%)
    Bank of America Corp.                                     0.385       07/19/2010       5,000,000      4,999,050
    Bank of America Corp.                                     0.406       07/30/2010       1,000,000        999,678
    BNP Paribas                                               0.274       07/12/2010       7,800,000      7,799,356
    Citigroup Funding, Inc.                                   0.355       07/20/2010       2,000,000      1,999,631
    Citigroup Funding, Inc.                                   0.436       08/16/2010       3,000,000      2,998,352
    Deutsche Bank Financial LLC                               0.253       07/16/2010       1,000,000        999,896
    Deutsche Bank Financial LLC                               0.395       08/16/2010       1,000,000        999,502
    JPMorgan Chase Co.                                        0.253       07/07/2010       6,000,000      5,999,750
    JPMorgan Chase Co.                                        0.152       07/14/2010       1,600,000      1,599,913
                                                                                                       ------------
                                                                                                         28,395,128
                                                                                                       ------------
   Computers & Peripherals (6.9%)
    Hewlett-Packard Co.                                       0.193       07/20/2010       5,000,000      4,999,499
    Hewlett-Packard Co.                                       0.162       07/22/2010       2,000,000      1,999,813
    International Business Machines Co.                       0.183       07/01/2010       5,000,000      5,000,000
    International Business Machines Co.                       0.132       07/08/2010       3,000,000      2,999,924
                                                                                                       ------------
                                                                                                         14,999,236
                                                                                                       ------------
   Consumer Finance (2.8%)
    American Honda Finance Corp.                              0.183       07/26/2010       6,000,000      5,999,250
                                                                                                       ------------
   Diversified Financial Services (7.0%)
    Credit Suisse                                             0.335       07/13/2010       7,000,000      6,999,230
    General Electric Capital Corp.                            0.184       07/02/2010       6,100,000      6,099,969
    General Electric Capital Corp.                            0.030       07/06/2010       2,000,000      1,999,992
                                                                                                       ------------
                                                                                                         15,099,191
                                                                                                       ------------
   Education (2.7%)
    Harvard University                                        0.193       07/07/2010       3,900,000      3,899,876
    Harvard University                                        0.213       08/17/2010       2,000,000      1,999,452
                                                                                                       ------------
                                                                                                          5,899,328
                                                                                                       ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                       MONEY MARKET PORTFOLIO (continued)
                            JUNE 30, 2010 (UNAUDITED)

                                                             Interest      Maturity       Principal
                    Description                                Rate          Date          Amount         Value
----------------------------------------------------         --------     ----------     -----------   ------------
SHORT-TERM NOTES (96.6%) (continued)
  COMMERCIAL PAPER (76.8%) (continued)
    Electric Products (3.0%)
     Emerson Electric Co.                                     0.172%      07/09/2010     $ 5,000,000   $  4,999,811
     Emerson Electric Co.                                     0.203       07/28/2010       1,500,000      1,499,775
                                                                                                       ------------
                                                                                                          6,499,586
                                                                                                       ------------
    Entertainment - Diversified (3.7%)
     Walt Disney Co.                                          0.193       07/15/2010       6,100,000      6,099,549
     Walt Disney Co.                                          0.162       07/20/2010       2,000,000      1,999,831
                                                                                                       ------------
                                                                                                          8,099,380
                                                                                                       ------------
    Food, Beverages (10.9%)
     Coca-Cola Co. (The)                                      0.233       07/07/2010       5,000,000      4,999,808
     Coca-Cola Co. (The)                                      0.233       07/08/2010       2,000,000      1,999,911
     Coca-Cola Co. (The)                                      0.122       07/26/2010       1,500,000      1,499,875
     Nestle Capital Corp.                                     0.233       07/20/2010       3,200,000      3,199,612
     Nestle Capital Corp.                                     0.081       07/26/2010       4,000,000      3,999,778
     Pepsico, Inc.                                            0.112       07/27/2010       5,000,000      4,999,603
     Pepsico, Inc.                                            0.122       07/29/2010       3,000,000      2,999,720
                                                                                                       ------------
                                                                                                         23,698,307
                                                                                                       ------------
    Food & Staples Retailing (3.9%)
     Wal-Mart Stores, Inc.                                    0.183       07/06/2010       6,500,000      6,499,837
     Wal-Mart Stores, Inc.                                    0.172       07/08/2010       2,000,000      1,999,934
                                                                                                       ------------
                                                                                                          8,499,771
                                                                                                       ------------
    Machinery (2.3%)
     Deere & Co.                                              0.243       07/09/2010       5,000,000      4,999,733
                                                                                                       ------------

    Medical Products (9.0%)
     Johnson & Johnson                                        0.152       08/05/2010       7,900,000      7,898,848
     Medtronic, Inc.                                          0.193       07/19/2010       6,750,000      6,749,359
     Merck & Co., Inc.                                        0.152       08/09/2010       5,000,000      4,999,187
                                                                                                       ------------
                                                                                                         19,647,394
                                                                                                       ------------
    Telecommunication Services (2.8%)
     AT&T, Inc.                                               0.193       07/06/2010       6,000,000      5,999,842
                                                                                                       ------------

    Transport Service (3.4%)
     United Parcel Service, Inc.                              0.079       07/19/2010       7,400,000      7,399,711
                                                                                                       ------------

  VARIABLE RATE DEMAND NOTES (1.3%)(2)
     Community Housing Development Corp.,
      Ser. 2004, Bonds (backed by Wells Fargo Bank LOC)       0.534       08/01/2024         600,000        600,000
     Connecticut Water Co., Ser. 2004, Sr. Unsec'd. Notes
      (backed by Citizen Bank of RI LOC)                      0.850       01/04/2029       1,500,000      1,500,000
    PCP Investors LLC,
      (backed by Wells Fargo Bank LOC), Notes                 0.400       12/01/2024         600,000        600,000
                                                                                                       ------------
                                                                                                          2,700,000
                                                                                                       ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                       MONEY MARKET PORTFOLIO (continued)
                            JUNE 30, 2010 (UNAUDITED)

                                                             Interest      Maturity       Principal
                    Description                                Rate          Date          Amount         Value
----------------------------------------------------         --------     ----------     -----------   ------------
SHORT-TERM NOTES (96.6%) (continued)
  CORPORATE BONDS (1.8%)
   Commercial Banks (1.8%)
    BASF Finance Europe NV, Gtd. Notes, 144A(2),(3)           0.269%      07/20/2010     $ 4,000,000   $  4,000,000
                                                                                                       ------------
      Total short-term notes (cost(4): $209,732,194)                                                    209,732,194
                                                                                                       ------------

                                                                                           Shares
                                                                                         -----------
MONEY MARKET MUTUAL FUND (3.5%)
    BlackRock Liquidity TempFund Portfolio                                                 7,511,000      7,511,000
                                                                                                       ------------
      Total money market mutual funds (cost: $7,511,000)                                                  7,511,000
                                                                                                       ------------
TOTAL INVESTMENTS (100.1%) (COST: $217,243,194)                                                         217,243,194

LIABILITIES IN EXCESS OF OTHER ASSETS (0.1%)                                                               (112,483)
                                                                                                       ------------

NET ASSETS (100.0%)                                                                                    $217,130,711
                                                                                                       ============

(1) The interest rate for short-term notes reflects the yields for those securities as of June 30, 2010.

(2) Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2010.

(3) Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

(4) Cost represents amortized cost.

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                          REPRESENTATION OF INVESTMENTS
                             MONEY MARKET PORTFOLIO
                            JUNE 30, 2010 (UNAUDITED)

               Industry                           % of Total Net Assets
---------------------------------------           ---------------------
  U.S. Government & Agency Obligations                    16.7%
  Commercial Banks                                        14.9
  Food, Beverages                                         10.9
  Medical Products                                         9.0
  Diversified Financial Services                           7.0
  Computers & Peripherals                                  6.9
  Food & Staples Retailing                                 3.9
  Entertainment - Diversified                              3.7
  Automobiles                                              3.5
  Money Market Mutual Funds                                3.5
  Transport Service                                        3.4
  Electric Products                                        3.0
  Consumer Finance                                         2.8
  Telecommunications Services                              2.8
  Education                                                2.7
  Machinery                                                2.3
  Aerospace & Defense                                      1.8
  Variable Rate Demand Notes                               1.3
                                                         -----
                                                         100.1
  Liabilities in excess of other assets                   (0.1)
                                                         -----

  NET ASSETS                                             100.0%
                                                         =====

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                         INVESTMENT GRADE BOND PORTFOLIO
                            JUNE 30, 2010 (UNAUDITED)

                 Description                                                                  Shares     Value
---------------------------------------------                                                 ------   ----------
PREFERRED STOCK (0.7%)
  Banks (0.7%)
   Santander Finance Preferred SA Unipersonal                                                 37,000   $  986,420

                                                                                                       ----------
     Total preferred stock (cost: $1,049,875)                                                             986,420
                                                                                                       ----------

                                                             Interest      Maturity       Principal
                                                              Rate          Date           Amount
                                                             --------     ----------     -----------
LONG-TERM NOTES AND BONDS (92.0%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (21.4%)
    Federal Farm Credit Bank                                  2.625%      04/17/2014     $ 1,000,000    1,039,411
    Federal Home Loan Banks                                   1.625       07/27/2011         250,000      253,002
    Federal Home Loan Banks                                   2.250       04/13/2012         500,000      513,728
    Federal Home Loan Banks                                   4.875       09/08/2017       1,000,000    1,128,494
    FHLMC                                                     4.500       01/15/2015         500,000      557,558
    FHLMC                                                     3.750       03/27/2019         750,000      782,492
    FNMA                                                      4.375       07/17/2013       1,000,000    1,095,404
    FNMA                                                      2.500       05/15/2014       1,000,000    1,032,338
    U.S. Treasury Bonds                                       5.375       02/15/2031         500,000      615,156
    U.S. Treasury Bonds                                       3.500       02/15/2039         550,000      510,898
    U.S. Treasury Bonds                                       4.500       08/15/2039         300,000      330,422
    U.S. Treasury Bonds                                       4.625       02/15/2040       1,000,000    1,124,062
    U.S. Treasury Notes                                       1.000       07/31/2011         250,000      251,562
    U.S. Treasury Notes                                       1.375       04/15/2012       3,600,000    3,654,140
    U.S. Treasury Notes                                       0.750       05/31/2012       1,000,000    1,002,890
    U.S. Treasury Notes                                       1.500       07/15/2012       1,150,000    1,170,933
    U.S. Treasury Notes                                       1.375       10/15/2012         800,000      811,875
    U.S. Treasury Notes                                       1.375       05/15/2013       1,000,000    1,012,190
    U.S. Treasury Notes                                       2.250       05/31/2014       4,150,000    4,281,958
    U.S. Treasury Notes                                       2.375       08/31/2014         700,000      723,680
    U.S. Treasury Notes                                       2.125       05/31/2015       1,500,000    1,525,785
    U.S. Treasury Notes                                       2.625       04/30/2016       1,000,000    1,027,500
    U.S. Treasury Notes                                       3.125       10/31/2016       1,000,000    1,048,984
    U.S. Treasury Notes                                       3.125       04/30/2017       1,000,000    1,045,312
    U.S. Treasury Notes                                       2.750       02/15/2019       3,500,000    3,486,875
    U.S. Treasury Notes                                       3.625       08/15/2019         300,000      317,227
    U.S. Treasury Notes                                       3.500       05/15/2020         750,000      784,920
                                                                                                       ----------
                                                                                                       31,128,796
                                                                                                       ----------
  MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (42.2%)
    Atlantic City Electric Transition Funding
     LLC, Ser. 2002-1, Cl. A3                                 4.910       07/20/2017       1,000,000    1,096,439
    Banc of America Commercial Mortgage, Inc.,
     Ser. 2006-5, Cl. AAB                                     5.379       09/10/2047         900,000      955,863
    Banc of America Commercial Mortgage, Inc.,
     Ser. 2007-1, Cl. AAB                                     5.422       01/15/2049       1,000,000    1,056,300
    Bear Stearns Commercial Mortgage Securities,
     Ser. 2006-PW13, Cl. A3                                   5.518       09/11/2041       1,000,000    1,056,101

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                            JUNE 30, 2010 (UNAUDITED)

                                                             Interest      Maturity       Principal
                    Description                                Rate          Date          Amount         Value
----------------------------------------------------         --------     ----------     -----------   ------------
LONG-TERM NOTES AND BONDS (92.0%) (continued)
  MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (42.2%) (continued)
    Bear Stearns Commercial Mortgage Securities,
      Ser. 2006-PW13, Cl. AAB                                 5.530%      09/11/2041     $ 1,300,000   $  1,396,716
    Bear Stearns Commercial Mortgage Securities,
      Ser. 2006-PW14, Cl. A3                                  5.209       12/11/2038         600,000        624,976
    Bear Stearns Commercial Mortgage Securities,
      Ser. 2006-T24, Cl. AAB                                  5.533       10/12/2041         550,000        593,723
    Bear Stearns Commercial Mortgage Securities,
      Ser. 2007-PW15, Cl. AAB                                 5.315       02/11/2044         650,000        685,806
    CenterPoint Energy Transition Bond Co. LLC,
      Ser. 2005-A, Cl. A2                                     4.970       08/01/2014         414,024        431,280
    Commercial Mortgage Pass-Through Certificates,
      Ser. 2006-C8, Cl. AAB                                   5.291       12/10/2046         650,000        695,799
    Crown Castle Towers LLC, Ser. 2006-1A, Cl. AFX, 144A(1)   5.245       11/15/2036       1,000,000      1,035,041
    CSFB Mortgage Securities Corp., Ser. 2005-C5, Cl. AAB(2)  5.100       08/15/2038       1,200,000      1,270,820
    Dominos Pizza Master Issuer LLC, Ser. 2007-1,
      Cl. A2, 144A(1)                                         5.261       04/25/2037       1,000,000        923,960
    FHLMC CMO, Ser. 2002-2424, Cl. OG                         6.000       03/15/2017         707,108        768,850
    FHLMC CMO, Ser. 2005-2947, Cl. VA                         5.000       03/15/2016         515,896        554,190
    FHLMC CMO, Ser. 2009-3589, Cl. PA                         4.500       09/15/2039       1,335,810      1,427,203
    FHLMC                                                     4.150       04/22/2025       1,000,000      1,012,445
    FHLMC Gold Pool #A11823                                   5.000       08/01/2033          74,778         79,489
    FHLMC Gold Pool #A16641                                   5.500       12/01/2033         116,489        125,760
    FHLMC Gold Pool #A27124                                   6.000       10/01/2034          30,099         33,036
    FHLMC Gold Pool #A28876                                   6.000       11/01/2034         200,758        220,344
    FHLMC Gold Pool #A40159                                   5.500       11/01/2035          30,075         32,384
    FHLMC Gold Pool #A40754                                   6.500       12/01/2035         300,878        331,501
    FHLMC Gold Pool #A41968                                   5.500       01/01/2036         207,555        223,491
    FHLMC Gold Pool #A42109                                   6.500       01/01/2036       1,148,533      1,262,561
    FHLMC Gold Pool #A43870                                   6.500       03/01/2036         118,839        130,638
    FHLMC Gold Pool #A44969                                   6.500       04/01/2036         757,970        833,222
    FHLMC Gold Pool #A45057                                   6.500       05/01/2036          63,684         70,006
    FHLMC Gold Pool #A45624                                   5.500       06/01/2035          30,310         32,637
    FHLMC Gold Pool #A51101                                   6.000       07/01/2036         129,215        140,570
    FHLMC Gold Pool #A56247                                   6.000       01/01/2037         904,983        984,508
    FHLMC Gold Pool #A56634                                   5.000       01/01/2037         336,402        356,371
    FHLMC Gold Pool #A56829                                   5.000       01/01/2037          69,644         73,778
    FHLMC Gold Pool #A57135                                   5.500       02/01/2037         931,187      1,000,450
    FHLMC Gold Pool #A58278                                   5.000       03/01/2037       1,152,693      1,221,117
    FHLMC Gold Pool #A58965                                   5.500       04/01/2037         613,125        658,730
    FHLMC Gold Pool #A71576                                   6.500       01/01/2038         522,739        573,984
    FHLMC Gold Pool #A91064                                   4.500       02/01/2040         986,023      1,022,875
    FHLMC Gold Pool #B12969                                   4.500       03/01/2019          97,613        104,152
    FHLMC Gold Pool #B19462                                   5.000       07/01/2020         564,349        605,573
    FHLMC Gold Pool #C01086                                   7.500       11/01/2030          33,560         37,066
    FHLMC Gold Pool #C01271                                   6.500       12/01/2031          57,489         63,987
    FHLMC Gold Pool #C01302                                   6.500       11/01/2031          26,738         29,760
    FHLMC Gold Pool #C01676                                   6.000       11/01/2033       2,982,841      3,280,379
    FHLMC Gold Pool #C03478                                   4.500       06/01/2040       1,000,000      1,037,375

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                            JUNE 30, 2010 (UNAUDITED)

                                                                Interest       Maturity      Principal
                    Description                                   Rate           Date         Amount         Value
----------------------------------------------------            --------      ----------    -----------   -----------
LONG-TERM NOTES AND BONDS (92.0%) (continued)
  MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (42.2%) (continued)
    FHLMC Gold Pool #C14364                                      6.500%       09/01/2028    $    33,528   $    37,318
    FHLMC Gold Pool #C14872                                      6.500        09/01/2028          2,751         3,062
    FHLMC Gold Pool #C20300                                      6.500        01/01/2029         21,493        23,923
    FHLMC Gold Pool #C28221                                      6.500        06/01/2029          9,174        10,211
    FHLMC Gold Pool #C35377                                      7.000        01/01/2030          4,637         5,268
    FHLMC Gold Pool #C41636                                      8.000        08/01/2030          5,524         6,369
    FHLMC Gold Pool #C56017                                      6.500        03/01/2031        238,171       265,091
    FHLMC Gold Pool #C61802                                      5.500        12/01/2031        207,315       223,844
    FHLMC Gold Pool #C64936                                      6.500        03/01/2032         26,319        29,278
    FHLMC Gold Pool #C68790                                      6.500        07/01/2032        151,250       168,252
    FHLMC Gold Pool #C74741                                      6.000        12/01/2032        167,621       184,550
    FHLMC Gold Pool #C79460                                      5.500        05/01/2033        104,578       112,902
    FHLMC Gold Pool #C79886                                      6.000        05/01/2033        458,053       503,744
    FHLMC Gold Pool #E00543                                      6.000        04/01/2013         11,036        11,677
    FHLMC Gold Pool #E00565                                      6.000        08/01/2013          9,611        10,206
    FHLMC Gold Pool #E00957                                      6.000        02/01/2016         23,021        24,834
    FHLMC Gold Pool #E01007                                      6.000        08/01/2016         18,262        19,741
    FHLMC Gold Pool #E01085                                      5.500        12/01/2016         34,312        36,942
    FHLMC Gold Pool #E01136                                      5.500        03/01/2017         95,194       102,620
    FHLMC Gold Pool #E01216                                      5.500        10/01/2017         94,243       101,809
    FHLMC Gold Pool #E01378                                      5.000        05/01/2018        210,763       226,493
    FHLMC Gold Pool #E71048                                      6.000        07/01/2013            383           415
    FHLMC Gold Pool #E72468                                      5.500        10/01/2013          5,285         5,714
    FHLMC Gold Pool #E74118                                      5.500        01/01/2014         30,739        33,234
    FHLMC Gold Pool #E77035                                      6.500        05/01/2014         18,453        20,049
    FHLMC Gold Pool #E77962                                      6.500        07/01/2014         24,945        27,103
    FHLMC Gold Pool #E78727                                      6.500        10/01/2014            872           948
    FHLMC Gold Pool #E82543                                      6.500        03/01/2016         44,633        48,495
    FHLMC Gold Pool #E85127                                      6.000        08/01/2016         17,386        18,907
    FHLMC Gold Pool #E85353                                      6.000        09/01/2016         41,308        44,921
    FHLMC Gold Pool #E89823                                      5.500        05/01/2017         95,214       103,359
    FHLMC Gold Pool #E90912                                      5.500        08/01/2017         31,125        33,788
    FHLMC Gold Pool #E91139                                      5.500        09/01/2017        202,433       219,750
    FHLMC Gold Pool #E91646                                      5.500        10/01/2017        217,477       236,082
    FHLMC Gold Pool #E92047                                      5.500        10/01/2017        168,894       183,342
    FHLMC Gold Pool #E92196                                      5.500        11/01/2017         23,741        25,771
    FHLMC Gold Pool #E95159                                      5.500        03/01/2018        165,966       180,268
    FHLMC Gold Pool #E95734                                      5.000        03/01/2018        834,013       896,238
    FHLMC Gold Pool #G01091                                      7.000        12/01/2029         25,666        29,161
    FHLMC Gold Pool #G02060                                      6.500        01/01/2036        886,558       976,793
    FHLMC Gold Pool #G08016                                      6.000        10/01/2034      1,289,577     1,415,392
    FHLMC Gold Pool #G10817                                      6.000        06/01/2013         10,109        10,974
    FHLMC Gold Pool #G11753                                      5.000        08/01/2020        370,897       397,990
    FHLMC Gold Pool #J01382                                      5.500        03/01/2021        983,260     1,063,995
    FHLMC Gold Pool #J05930                                      5.500        03/01/2021        612,898       663,222
    FNMA Pool #253798                                            6.000        05/01/2016          1,052         1,145
    FNMA Pool #256883                                            6.000        09/01/2037        972,336     1,056,413
    FNMA Pool #357269                                            5.500        09/01/2017        668,215       724,230

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                            JUNE 30, 2010 (UNAUDITED)

                                                                Interest       Maturity      Principal
                    Description                                   Rate           Date         Amount         Value
----------------------------------------------------            --------      ----------    -----------   -----------
LONG-TERM NOTES AND BONDS (92.0%) (continued)
  MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (42.2%) (continued)
    FNMA Pool #357637                                            6.000%       11/01/2034    $ 1,625,065   $ 1,782,848
    FNMA Pool #545929                                            6.500        08/01/2032        100,325       112,010
    FNMA Pool #555591                                            5.500        07/01/2033        413,660       446,133
    FNMA Pool #572020                                            6.000        04/01/2016         26,420        28,750
    FNMA Pool #578974                                            6.000        05/01/2016         39,932        43,367
    FNMA Pool #579170                                            6.000        04/01/2016         10,150        11,046
    FNMA Pool #584953                                            7.500        06/01/2031         13,791        15,728
    FNMA Pool #585097                                            6.000        05/01/2016         54,405        59,203
    FNMA Pool #651220                                            6.500        07/01/2032         88,659        98,985
    FNMA Pool #781776                                            6.000        10/01/2034        146,208       160,404
    FNMA Pool #797509                                            4.500        03/01/2035        907,862       949,311
    FNMA Pool #797536                                            4.500        04/01/2035        878,070       918,159
    FNMA Pool #910446                                            6.500        01/01/2037        200,065       219,427
    FNMA Pool #922224                                            5.500        12/01/2036        788,143       847,303
    FNMA Pool #936760                                            5.500        06/01/2037        846,493       909,853
    FNMA Pool #942956                                            6.000        09/01/2037        874,499       950,116
    FNMA Pool #AC1607                                            4.500        08/01/2039        969,561     1,006,708
    Ford Credit Floorplan Master Owner Trust,
      Ser. 2010-3, Cl. B, 144A(1)                                4.640        02/15/2017      1,750,000     1,803,541
    GE Capital Commercial Mortgage Corp.,
      Ser. 2002-2A, Cl. A3                                       5.349        08/11/2036        500,000       528,730
    Global Tower Partners Acquisition Partners LLC,
      Ser. 2007-1A, Cl. E, 144A(1)                               6.223        05/15/2037      1,000,000     1,019,933
    GNMA CMO, Ser. 2002-88, Cl. GW                               5.500        09/20/2019      1,000,000     1,059,618
    GNMA Pool #443216                                            8.000        07/15/2027         16,765        19,412
    GNMA Pool #452827                                            7.500        02/15/2028         23,888        27,183
    GNMA Pool #457453                                            7.500        10/15/2027          6,996         7,953
    GNMA Pool #479743                                            7.500        11/15/2030         19,237        21,925
    GNMA Pool #511723                                            7.500        10/15/2030         21,954        25,021
    GNMA Pool #511778                                            7.500        11/15/2030         67,800        77,271
    GNMA Pool #529534                                            8.000        08/15/2030          8,827        10,249
    GNMA Pool #540356                                            7.000        05/15/2031         54,160        61,527
    GNMA Pool #542083                                            7.000        01/15/2031          7,799         8,860
    GNMA Pool #552466                                            6.500        03/15/2032         72,105        80,354
    GNMA Pool #574395                                            6.000        01/15/2032        466,766       516,549
    GNMA Pool #577653                                            6.000        08/15/2032         39,074        43,241
    GNMA Pool #585467                                            6.000        08/15/2032        125,629       139,028
    GNMA Pool #591025                                            6.500        10/15/2032         62,802        69,987
    GNMA Pool #717081                                            4.500        05/15/2039      1,866,946     1,949,033
    LB-UBS Commercial Mortgage Trust,
      Ser. 2006-C7, Cl. A2                                       5.300        11/15/2038      1,800,000     1,850,884
    Morgan Stanley Capital I, Ser. 2006-IQ12, Cl. AAB            5.325        12/15/2043        650,000       701,692
    Small Business Administration, Ser. 2006-10A, Cl.1           5.524        03/10/2016        893,945       945,646
    Small Business Administration Participation
      Certificates, Ser. 2006-20C, Cl.1                          5.570        03/01/2026        677,186       744,607
    TIAA Seasoned Commercial Mortgage Trust,
      Ser. 2007-C4, Cl. A3(2)                                    6.071        08/15/2039        350,000       381,590
                                                                                                          -----------
                                                                                                           61,330,274
                                                                                                          -----------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                            JUNE 30, 2010 (UNAUDITED)

                                                                Interest       Maturity      Principal
                    Description                                   Rate           Date         Amount         Value
----------------------------------------------------            --------      ----------    -----------   -----------
LONG-TERM NOTES AND BONDS (92.0%) (continued)
  MUNICIPAL BOND (0.7%)
    Illinois State Toll Highway Authority                        6.184%       01/01/2034    $ 1,000,000   $ 1,036,740
                                                                                                          -----------
  CORPORATE OBLIGATIONS (27.7%)
    Aerospace & Defense (0.7%)
      L-3 Communications Corp.                                   5.875        01/15/2015        500,000       493,750
      L-3 Communications Corp., Ser. B                           6.375        10/15/2015        500,000       500,000
                                                                                                          -----------
                                                                                                              993,750
                                                                                                          -----------
    Banks (3.1%)
      Citigroup, Inc.                                            6.125        05/15/2018      1,000,000     1,043,682
      Fifth Third Bank/Ohio, Sub. Notes                          4.750        02/01/2015      1,000,000     1,036,580
      PNC Preferred Funding Trust III, Jr. Sub Notes, 144A(1,2)  8.700        03/29/2049      1,000,000     1,001,200
      State Street Bank And Trust Co., Sub. Notes                5.300        01/15/2016        600,000       648,657
      Union Bank NA, Sub. Notes                                  5.950        05/11/2016        750,000       804,309
      US Bank NA, Sub. Notes                                     6.375        08/01/2011         37,000        39,065
                                                                                                          -----------
                                                                                                            4,573,493
                                                                                                          -----------
    Biotechnology (0.8%)
      BIO-RAD Laboratories, Inc., Sr. Sub. Notes                 8.000        09/15/2016        125,000       130,312
      Life Technologies Corp., Sr. Notes                         6.000        03/01/2020      1,000,000     1,082,910
                                                                                                          -----------
                                                                                                            1,213,222
                                                                                                          -----------
    Coal (0.5%)
      Consol Energy, Inc., Sr. Sec'd. Notes                      7.875        03/01/2012        665,000       713,628
                                                                                                          -----------
    Commercial Services (0.9%)
      Dyncorp International, Inc., Sr. Unsec'd. Notes, 144A(1)  10.375        07/01/2017        500,000       501,250
      ERAC USA Finance Co., Gtd. Notes, 144A(1)                  5.600        05/01/2015        800,000       862,938
                                                                                                          -----------
                                                                                                            1,364,188
                                                                                                          -----------
    Diversified Financial Services (1.1%)
      Merrill Lynch & Co., Inc., Sr. Unsec'd. Notes, MTN(2)      0.544        11/01/2011        550,000       540,603
      Unison Ground Lease Funding LLC, 144A(1)                   9.522        04/15/2020      1,000,000     1,005,560
                                                                                                          -----------
                                                                                                            1,546,163
                                                                                                          -----------
    Forest Products & Paper (0.7%)
      Abitibi-Consolidated, Inc., Sr. Unsec'd. Notes(3)          8.850        08/01/2030        800,000       114,000
      Weyerhaeuser Co., Sr. Unsec'd. Notes                       7.375        03/15/2032        900,000       889,118
                                                                                                          -----------
                                                                                                            1,003,118
                                                                                                          -----------
    Gas (0.5%)
      Southwest Gas Corp., Sr. Unsec'd. Notes                    7.625        05/15/2012        650,000       706,705
                                                                                                          -----------
    Healthcare-Services (0.4%)
      Quest Diagnostics, Inc., Gtd. Notes                        6.950        07/01/2037        550,000       628,310
                                                                                                          -----------
    Home Builders (0.7%)
      Toll Brothers Finance Corp.                                5.950        09/15/2013      1,000,000     1,042,889
                                                                                                          -----------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                            JUNE 30, 2010 (UNAUDITED)

                                                                Interest       Maturity      Principal
                    Description                                   Rate           Date         Amount         Value
----------------------------------------------------            --------      ----------    -----------   -----------
LONG-TERM NOTES AND BONDS (92.0%) (continued)
  CORPORATE OBLIGATIONS (27.7%) (continued)
    Insurance (0.9%)
      Nationwide Financial Services, Sr. Unsec'd. Notes          6.250%       11/15/2011    $   700,000   $   734,547
      Willis North America, Inc., Gtd. Notes                     6.200        03/28/2017        600,000       624,556
                                                                                                          -----------
                                                                                                            1,359,103
                                                                                                          -----------
    Iron/Steel (0.6%)
      Reliance Steel & Aluminum Co., Gtd. Notes                  6.850        11/15/2036        900,000       872,198
                                                                                                          -----------
    Leisure Time (0.4%)
      Royal Caribbean Cruises Ltd.                               7.250        03/15/2018        600,000       582,000
                                                                                                          -----------
    Lodging (0.3%)
      MGM Mirage, Gtd. Notes                                     5.875        02/27/2014        500,000       396,250
                                                                                                          -----------
    Machinery-Construction & Mining (0.8%)
      Joy Global, Inc., Gtd. Notes                               6.000        11/15/2016      1,135,000     1,223,367
                                                                                                          -----------
    Machinery-Diversified (0.7%)
      Case New Holland, Inc., 144A(1)                            7.875        12/01/2017      1,000,000     1,007,500
                                                                                                          -----------
    Media (2.6%)
      COX Communications, Inc., Unsub. Notes                     7.625        06/15/2025      1,000,000     1,250,927
      TCI Communications, Inc., Sr. Unsec'd. Notes               7.875        02/15/2026      1,050,000     1,262,493
      Time Warner Cable, Inc., Gtd. Notes                        6.550        05/01/2037        650,000       700,588
      Time Warner, Inc., Gtd. Notes                              4.875        03/15/2020        500,000       515,636
                                                                                                          -----------
                                                                                                            3,729,644
                                                                                                          -----------
    Metal Fabricate/Hardware (0.6%)
      Commercial Metals Co., Sr. Unsec'd. Notes                  7.350        08/15/2018        800,000       839,689
                                                                                                          -----------
    Mining (0.4%)
      Vulcan Materials Co., Sr. Unsec'd. Notes                   5.600        11/30/2012        600,000       642,398
                                                                                                          -----------
    Miscellaneous Manufacturing (2.0%)
      GE Capital Trust I, Sub. Notes(2)                          6.375        11/15/2067        600,000       558,000
      Textron, Inc., Sr. Unsec'd. Notes                          7.250        10/01/2019      1,000,000     1,141,627
      Tyco International Ltd./Tyco International
        Finance SA, Gtd. Notes                                   6.875        01/15/2021      1,000,000     1,200,807
                                                                                                          -----------
                                                                                                            2,900,434
                                                                                                          -----------
    Office Furnishings (0.5%)
      Steelcase, Inc., Sr. Unsec'd. Notes                        6.500        08/15/2011        650,000       663,389
                                                                                                          -----------
    Oil & Gas (2.0%)
      Pioneer Natural Resources Co., Gtd. Notes                  7.200        01/15/2028        600,000       573,378
      SEACOR Holdings, Inc., Sr. Unsec'd. Notes                  5.875        10/01/2012        805,000       832,284

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                            JUNE 30, 2010 (UNAUDITED)

                                                                Interest       Maturity      Principal
                    Description                                   Rate           Date         Amount         Value
----------------------------------------------------            --------      ----------    -----------   ------------
LONG-TERM NOTES AND BONDS (92.0%) (continued)
  CORPORATE OBLIGATIONS (27.7%) (continued)
      Union Pacific Resources Group, Inc., Sr. Unsec'd. Notes    7.050%       05/15/2018    $   600,000   $    538,078
      Valero Energy Corp., Gtd. Notes                            6.625        06/15/2037      1,000,000        973,644
                                                                                                          ------------
                                                                                                             2,917,384
                                                                                                          ------------
    Packaging & Containers (0.4%)
      Pactiv Corp., Sr. Unsec'd. Notes                           6.400        01/15/2018        550,000        579,465
                                                                                                          ------------
    Pipelines (3.1%)
      Midcontinent Express Pipeline LLC, 144A(1)                 5.450        09/15/2014      1,000,000      1,040,501
      Questar Pipeline Co., Sr. Unsec'd. Notes                   5.830        02/01/2018        600,000        677,039
      Southern Natural Gas Co., Sr. Unsec'd. Notes, 144A(1)      5.900        04/01/2017        650,000        688,651
      Southern Star Central Corp., Sr. Notes                     6.750        03/01/2016        650,000        628,875
      Transcontinental Gas Pipe Line Co. LLC,
        Ser. B, Sr. Unsec'd. Notes                               8.875        07/15/2012        600,000        674,797
      Williams Partners LP/Williams Partners Finance Corp.,
        Sr. Unsec'd. Notes                                       7.250        02/01/2017        700,000        794,653
                                                                                                          ------------
                                                                                                             4,504,516
                                                                                                          ------------
    REITS (0.5%)
      Nationwide Health Properties, Inc., Sr. Unsec'd. Notes     6.250        02/01/2013        600,000        644,442
                                                                                                          ------------
    Telecommunications (2.5%)
      America Movil SAB de CV, Gtd. Notes                        6.125        11/15/2037        750,000        777,909
      BellSouth Corp., Sr. Unsec'd. Notes                        6.550        06/15/2034        850,000        936,134
      Sprint Capital Corp., Gtd. Notes                           6.875        11/15/2028        800,000        664,000
      Telecom Italia Capital SA, Gtd. Notes                      6.999        06/04/2018        600,000        639,098
      Verizon Communications, Gtd. Notes                         6.940        04/15/2028        600,000        660,083
                                                                                                          ------------
                                                                                                             3,677,224
                                                                                                          ------------

        Total corporate obligations (cost: $38,875,891)                                                     40,324,469
                                                                                                          ------------

        Total long-term notes and bonds (cost: $127,759,336)                                               133,820,279
                                                                                                          ------------
SHORT-TERM NOTES AND BONDS(4) (4.6%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (3.6%)
      U.S. Treasury Bill Discount Note                           0.433        07/01/2010      2,300,000      2,300,000
      U.S. Treasury Bill Discount Note                           0.350        10/21/2010        500,000        499,751
      U.S. Treasury Notes                                        0.875        03/31/2011      1,450,000      1,456,117
      U.S. Treasury Notes                                        1.125        06/30/2011        950,000        956,866
        Total U.S. government & agency obligations (cost: $5,198,212)                                        5,212,734
                                                                                                          ------------
  CORPORATE OBLIGATIONS (1.0%)
    Banks (0.0%)
      JPMorgan Chase & Co., Sub. Notes                           6.750        02/01/2011         37,000         38,203
      Wachovia Bank NA, Sub. Notes                               7.800        08/18/2010         37,000         37,293
                                                                                                          ------------
                                                                                                                75,496
                                                                                                          ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                            JUNE 30, 2010 (UNAUDITED)

                                                                Interest       Maturity      Principal
                    Description                                   Rate           Date         Amount         Value
----------------------------------------------------            --------      ----------    -----------   ------------
SHORT-TERM NOTES AND BONDS(4) (4.6%) (continued)
  CORPORATE OBLIGATIONS (1.0%) (continued)
    Media (0.0%)
      CBS Corp., Gtd. Notes                                      6.625%       05/15/2011    $     3,000   $      3,127
                                                                                                          ------------
    Pipelines (0.5%)
      El Paso Natural Gas Co., Ser. A, Sr. Unsec'd. Notes        7.625        08/01/2010        700,000        700,601
                                                                                                          ------------
    Telecommunications (0.5%)
      AT&T, Inc., Sr. Unsec'd. Notes                             6.250        03/15/2011         37,000         38,337
      British Telecommunications PLC, Sr. Unsec'd. Notes         9.375        12/15/2010         37,000         38,266
      New Cingular Wireless Services, Inc., Sr. Unsec'd. Notes   7.875        03/01/2011        537,000        561,522
      Sprint Capital Corp., Gtd. Notes                           7.625        01/30/2011         37,000         37,648
      Verizon Global Funding Corp., Sr. Unsec'd. Notes           7.250        12/01/2010         37,000         38,001
                                                                                                          ------------
                                                                                                               713,774
                                                                                                          ------------
    Miscellaneous (0.0%)
      Quebec Province, Ser. PJ, Unsec'd. Notes                   6.125        01/22/2011         37,000         38,104
                                                                                                          ------------
         Total corporate obligations (cost: $1,514,003)                                                      1,531,102
                                                                                                          ------------
         Total short-term notes and bonds (cost: $6,712,215)                                                 6,743,836
                                                                                                          ------------

                                                                                               Shares
                                                                                              ---------
MONEY MARKET MUTUAL FUNDS (3.1%)
      BlackRock Liquidity TempFund Portfolio                                                  4,550,000      4,550,000
                                                                                                          ------------
         Total money market mutual funds (cost: $4,550,000)                                                  4,550,000
                                                                                                          ------------
TOTAL INVESTMENTS (100.4%) (COST: $140,071,426)                                                            146,100,535

LIABILITIES IN EXCESS OF OTHER ASSETS (0.4%)                                                                  (599,881)
                                                                                                          ------------
NET ASSETS (100.0%)                                                                                       $145,500,654
                                                                                                          ============

(1) Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

(2) Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2010.

(3) Represents issuer in default on interest payment; non-income producing security.

(4) The interest rate for short-term notes reflects the yields for those securities as of June 30, 2010.

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                          REPRESENTATION OF INVESTMENTS
                         INVESTMENT GRADE BOND PORTFOLIO
                            June 30, 2010 (unaudited)

               Industry                           % of Total Net Assets
---------------------------------------           ---------------------
  Mortgage-Backed and Assets-Backed Securities            42.2%
  U.S. Government & Agency Obligations                    25.0
  Banks                                                    3.8
  Pipelines                                                3.6
  Money Market Mutual Funds                                3.1
  Telecommunications                                       3.0
  Media                                                    2.6
  Miscellaneous Manufacturing                              2.0
  Oil & Gas                                                2.0
  Diversified Financial Services                           1.1
  Commercial Services                                      0.9
  Insurance                                                0.9
  Biotechnology                                            0.8
  Machinery-Construction & Mining                          0.8
  Aerospace & Defense                                      0.7
  Forest Products & Paper                                  0.7
  Home Builders                                            0.7
  Machinery-Diversified                                    0.7
  Municipal Bond                                           0.7
  Iron/Steel                                               0.6
  Metal Fabricate/Hardware                                 0.6
  Coal                                                     0.5
  Gas                                                      0.5
  Office Furnishings                                       0.5
  REITS                                                    0.5
  Healthcare-Services                                      0.4
  Leisure Time                                             0.4
  Mining                                                   0.4
  Packaging & Containers                                   0.4
  Lodging                                                  0.3
                                                         -----
                                                         100.4
  Liabilities in excess of other assets                   (0.4)
                                                         -----

  NET ASSETS                                             100.0%
                                                         =====

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                            ASSET DIRECTOR PORTFOLIO
                            JUNE 30, 2010 (UNAUDITED)

                     Description                           Shares            Value
----------------------------------------------------       -------        ------------
PREFERRED STOCK (0.2%)
  Banks (0.2%)
    Santander Finance Preferred
      Unipersonal                                           17,500        $    466,550
                                                                          ------------
      Total preferred stock
      (cost: $496,562)                                                         466,550
                                                                          ------------
COMMON STOCKS (58.5%)
  Aerospace & Defense (2.3%)
    General Dynamics Corp.                                  25,000           1,464,000
    Precision Castparts Corp.                               47,200           4,857,824
                                                                          ------------
                                                                             6,321,824
                                                                          ------------
  Agriculture (0.3%)
    Archer-Daniels-Midland Co.                              35,000             903,700
                                                                          ------------
  Apparel (2.5%)
    Columbia Sportswear Co.                                 59,900           2,795,533
    Wolverine World Wide, Inc.                             157,850           3,980,977
                                                                          ------------
                                                                             6,776,510
                                                                          ------------
  Auto Parts and Equipment (1.9%)
    Magna International, Inc.,
      Class A                                               79,400           5,237,224
                                                                          ------------
  Automotive Components (0.5%)
    Harley-Davidson, Inc.                                   57,600           1,280,448
                                                                          ------------
  Banks (2.7%)
    Bank of Hawaii Corp.                                    20,300             981,505
    Citigroup, Inc.(1)                                      66,228             249,017
    JPMorgan Chase & Co.                                    75,240           2,754,536
    Northern Trust Corp.                                    25,600           1,195,520
    U.S. Bancorp                                            99,200           2,217,120
                                                                          ------------
                                                                             7,397,698
                                                                          ------------
  Beverages (1.4%)
    The Coca-Cola Co.                                       74,800           3,748,976
                                                                          ------------
  Biotechnology (0.8%)
    Amgen, Inc.(1)                                          41,800           2,198,680
                                                                          ------------
  Chemicals (1.0%)
    Dow Chemical Co.                                       116,000           2,751,520
                                                                          ------------
  Commercial Services (0.4%)
    Robert Half International, Inc.                         50,600           1,191,630
                                                                          ------------
  Computers (1.9%)
    Dell, Inc.(1)                                          202,200           2,438,532
    Hewlett-Packard Co.                                     66,067           2,859,380
                                                                          ------------
                                                                             5,297,912
                                                                          ------------
  Diversified Financial Services (1.9%)
    Federated Investors, Inc.,
      Class B                                              116,000           2,402,360
    Investment Technology
      Group, Inc.(1)                                       170,100           2,731,806
                                                                          ------------
                                                                             5,134,166
                                                                          ------------
  Electronics (1.0%)
    FLIR Systems, Inc.(1)                                   89,600           2,606,464
                                                                          ------------
  Food (0.1%)
    Fresh Del Monte Produce,
      Inc.(1)                                               12,200             246,928
                                                                          ------------
  Hand/Machine Tools (0.4%)
    Baldor Electric Co.                                     32,300           1,165,384
                                                                          ------------
  Healthcare-Products (4.2%)
    Baxter International, Inc.                              26,800           1,089,152
    Johnson & Johnson                                       79,800           4,712,988
    Medtronic, Inc.                                        102,300           3,710,421
    Zimmer Holdings, Inc.(1)                                35,000           1,891,750
                                                                          ------------
                                                                            11,404,311
                                                                          ------------
  Insurance (1.0%)
    Aegon NV(1)                                            513,386           2,710,678
                                                                          ------------
  Iron/Steel (1.2%)
    Nucor Corp.                                             83,900           3,211,692
                                                                          ------------
  Machinery-Diversified (0.7%)
    Cummins, Inc.                                           29,500           1,921,335
                                                                          ------------
  Mining (0.5%)
    Alcoa, Inc.                                            151,300           1,522,078
                                                                          ------------
  Miscellaneous Manufacturing (5.4%)
    Carlisle Cos., Inc.                                    121,600           4,393,408
    Crane Co.                                              101,500           3,066,315
    General Electric Co.                                   240,100           3,462,242
    Illinois Tool Works, Inc.                               92,300           3,810,144
                                                                          ------------
                                                                            14,732,109
                                                                          ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                            JUNE 30, 2010 (UNAUDITED)

                     Description                           Shares            Value
----------------------------------------------------       -------        ------------
COMMON STOCKS (58.5%) (continued)
  Oil & Gas (4.0%)
    ConocoPhillips                                          81,000        $  3,976,290
    Exxon Mobil Corp.                                       25,100           1,432,457
    Royal Dutch Shell PLC ADR                               82,050           4,120,551
    Valero Energy Corp.                                     78,400           1,409,632
                                                                          ------------
                                                                            10,938,930
                                                                          ------------
  Pharmaceuticals (4.2%)
    McKesson Corp.                                          76,400           5,131,024
    Merck & Co., Inc.                                       71,400           2,496,858
    Pfizer, Inc.                                           277,100           3,951,446
                                                                          ------------
                                                                            11,579,328
                                                                          ------------
  Retail (4.0%)
    Bed Bath & Beyond, Inc.(1)                              98,300           3,644,964
    Best Buy Co., Inc.                                      81,200           2,749,432
    Home Depot, Inc.                                        96,800           2,717,176
    Kohl's Corp.(1)                                         35,400           1,681,500
                                                                          ------------
                                                                            10,793,072
                                                                          ------------
  Semiconductors (4.4%)
    Applied Materials, Inc.                                274,100           3,294,682
    Intel Corp.                                            267,000           5,193,150
    Texas Instruments, Inc.                                152,700           3,554,856
                                                                          ------------
                                                                            12,042,688
                                                                          ------------
  Software (1.2%)
    Autodesk, Inc.(1)                                      134,400           3,273,984
                                                                          ------------
  Telecommunications (4.1%)
    Cisco Systems, Inc.(1)                                 165,600           3,528,936
    Nokia OYJ ADR                                          270,800           2,207,020
    Telefonos de Mexico, Class L ADR                       215,400           3,039,294
    Telmex Internacional ADR                               136,900           2,429,975
                                                                          ------------
                                                                            11,205,225
                                                                          ------------
  Toys/Games/Hobbies (0.7%)
    Mattel, Inc.                                            89,800           1,900,168
                                                                          ------------
  Transportation (3.8%)
    Norfolk Southern Corp.                                  52,800           2,801,040
    Tidewater, Inc.                                        104,950           4,063,664
    Werner Enterprises, Inc.                               158,500           3,469,565
                                                                          ------------
                                                                            10,334,269
                                                                          ------------
      Total common stocks (cost: $170,860,974)                             159,828,931
                                                                          ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                            JUNE 30, 2010 (UNAUDITED)

                                                               Interest        Maturity      Principal
                    Description                                  Rate            Date         Amount         Value
----------------------------------------------------           --------       ----------    -----------   -----------
LONG-TERM NOTES AND BONDS (30.7%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (7.1%)
    Federal Farm Credit Bank                                    2.625%        04/17/2014    $ 1,000,000   $ 1,039,411
    Federal Home Loan Banks                                     1.625         07/27/2011        250,000       253,002
    Federal Home Loan Banks                                     4.875         09/08/2017        500,000       564,247
    FHLMC                                                       3.750         03/27/2019        750,000       782,492
    FNMA                                                        4.000         04/15/2013        380,000       410,449
    U.S. Treasury Bonds                                         5.375         02/15/2031        325,000       399,851
    U.S. Treasury Bonds                                         4.250         05/15/2039        300,000       317,203
    U.S. Treasury Bonds                                         4.375         11/15/2039        550,000       593,742
    U.S. Treasury Notes                                         1.000         07/31/2011        550,000       553,438
    U.S. Treasury Notes                                         0.750         11/30/2011        700,000       702,625
    U.S. Treasury Notes                                         1.000         03/31/2012        700,000       705,306
    U.S. Treasury Notes                                         1.875         06/15/2012      1,675,000     1,716,352
    U.S. Treasury Notes                                         1.750         08/15/2012        400,000       409,281
    U.S. Treasury Notes                                         1.125         12/15/2012        775,000       781,357
    U.S. Treasury Notes                                         3.625         05/15/2013      1,200,000     1,292,626
    U.S. Treasury Notes                                         2.250         05/31/2014      1,825,000     1,883,030
    U.S. Treasury Notes                                         2.625         07/31/2014        675,000       705,322
    U.S. Treasury Notes                                         2.125         11/30/2014        700,000       714,875
    U.S. Treasury Notes                                         2.500         03/31/2015        800,000       829,000
    U.S. Treasury Notes                                         3.250         07/31/2016        125,000       132,510
    U.S. Treasury Notes                                         2.750         11/30/2016      1,200,000     1,230,281
    U.S. Treasury Notes                                         4.625         02/15/2017        500,000       571,211
    U.S. Treasury Notes                                         3.125         04/30/2017        250,000       261,328
    U.S. Treasury Notes                                         3.125         05/15/2019      1,750,000     1,786,503
    U.S. Treasury Notes                                         3.375         11/15/2019        600,000       621,422
                                                                                                          -----------
                                                                                                           19,256,864
                                                                                                          -----------
  MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (14.9%)
    Banc of America Commercial Mortgage, Inc.,
      Ser. 2006-5, Cl. AAB                                      5.379         09/10/2047        500,000       531,035
    Bear Stearns Commercial Mortgage Securities,
      Ser. 2006-PW13, Cl. A3                                    5.518         09/11/2041        705,000       744,551
    Bear Stearns Commercial Mortgage Securities,
      Ser. 2006-PW13, Cl. AAB                                   5.530         09/11/2041        700,000       752,078
    Bear Stearns Commercial Mortgage Securities,
      Ser. 2006-PW14, Cl. A3                                    5.209         12/11/2038        400,000       416,651
    Bear Stearns Commercial Mortgage Securities,
      Ser. 2006-T24, Cl. AAB                                    5.533         10/12/2041        450,000       485,774
    Bear Stearns Commercial Mortgage Securities,
      Ser. 2007-PW15, Cl. AAB                                   5.315         02/11/2044        350,000       369,280
    CenterPoint Energy Transition Bond Co. LLC,
      Ser. 2005-A, Cl. A2                                       4.970         08/01/2014        276,016       287,520
    Commercial Mortgage Pass-Through Certificates,
      Ser. 2006-C8, Cl. AAB                                     5.291         12/10/2046        350,000       374,661
    Crown Castle Towers LLC, Ser. 2006-1A, Cl. AFX, 144A(2)     5.245         11/15/2036        800,000       828,033
    CSFB Mortgage Securities Corp., Ser. 2005-C5, Cl. AAB(3)    5.100         08/15/2038        800,000       847,214
    FHLMC CMO, Ser. 2002-2424, Cl. OG                           6.000         03/15/2017        235,703       256,283
    FHLMC CMO, Ser. 2005-2947, Cl. VA                           5.000         03/15/2016        294,798       316,680

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                            JUNE 30, 2010 (UNAUDITED)

                                                               Interest        Maturity      Principal
                    Description                                  Rate            Date         Amount         Value
----------------------------------------------------           --------       ----------    -----------   -----------
LONG-TERM NOTES AND BONDS (30.7%) (continued)
  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES (7.1%) (continued)
    FHLMC CMO, Ser. 2007-3259, Cl. EA                           5.000%        05/15/2027    $   725,280   $   730,473
    FHLMC CMO, Ser. 2009-3589, Cl. PA                           4.500         09/15/2039      1,335,810     1,427,203
    FHLMC Gold Pool #A11823                                     5.000         08/01/2033        340,005       361,429
    FHLMC Gold Pool #A14499                                     6.000         10/01/2033        133,553       146,875
    FHLMC Gold Pool #A16641                                     5.500         12/01/2033        349,465       377,281
    FHLMC Gold Pool #A42106                                     6.500         01/01/2036        525,296       577,448
    FHLMC Gold Pool #A42908                                     6.000         02/01/2036        120,712       131,319
    FHLMC Gold Pool #A45057                                     6.500         05/01/2036        184,348       202,651
    FHLMC Gold Pool #A51101                                     6.000         07/01/2036        170,145       185,096
    FHLMC Gold Pool #A56247                                     6.000         01/01/2037        542,990       590,705
    FHLMC Gold Pool #A58278                                     5.000         03/01/2037        595,647       631,005
    FHLMC Gold Pool #A58965                                     5.500         04/01/2037        613,125       658,730
    FHLMC Gold Pool #A71576                                     6.500         01/01/2038        257,468       282,708
    FHLMC Gold Pool #A91064                                     4.500         02/01/2040      1,972,046     2,045,751
    FHLMC Gold Pool #B12969                                     4.500         03/01/2019        292,840       312,455
    FHLMC Gold Pool #B19462                                     5.000         07/01/2020        282,175       302,787
    FHLMC Gold Pool #C01086                                     7.500         11/01/2030          7,296         8,058
    FHLMC Gold Pool #C01271                                     6.500         12/01/2031         23,954        26,661
    FHLMC Gold Pool #C01302                                     6.500         11/01/2031         15,728        17,506
    FHLMC Gold Pool #C01676                                     6.000         11/01/2033        539,912       593,768
    FHLMC Gold Pool #C03478                                     4.500         06/01/2040      2,000,000     2,074,750
    FHLMC Gold Pool #C14872                                     6.500         09/01/2028         10,296        11,460
    FHLMC Gold Pool #C20853                                     6.000         01/01/2029        286,289       316,010
    FHLMC Gold Pool #C56017                                     6.500         03/01/2031        190,595       212,138
    FHLMC Gold Pool #C61802                                     5.500         12/01/2031         49,261        53,188
    FHLMC Gold Pool #C65255                                     6.500         03/01/2032         15,269        16,985
    FHLMC Gold Pool #C67071                                     6.500         05/01/2032         14,086        15,655
    FHLMC Gold Pool #C68790                                     6.500         07/01/2032         50,417        56,084
    FHLMC Gold Pool #C74741                                     6.000         12/01/2032         49,300        54,280
    FHLMC Gold Pool #C79886                                     6.000         05/01/2033        132,983       146,248
    FHLMC Gold Pool #E00543                                     6.000         04/01/2013          7,423         7,854
    FHLMC Gold Pool #E00878                                     6.500         07/01/2015          8,820         9,460
    FHLMC Gold Pool #E01007                                     6.000         08/01/2016         18,262        19,741
    FHLMC Gold Pool #E77962                                     6.500         07/01/2014          9,354        10,164
    FHLMC Gold Pool #E85127                                     6.000         08/01/2016          9,935        10,804
    FHLMC Gold Pool #E85353                                     6.000         09/01/2016         41,308        44,921
    FHLMC Gold Pool #E95159                                     5.500         03/01/2018         62,237        67,601
    FHLMC Gold Pool #E95734                                     5.000         03/01/2018        325,468       349,751
    FHLMC Gold Pool #G01477                                     6.000         12/01/2032        314,316       346,871
    FHLMC Gold Pool #G01727                                     6.000         08/01/2034        763,201       839,330
    FHLMC Gold Pool #G02060                                     6.500         01/01/2036        531,935       586,076
    FHLMC Gold Pool #G08016                                     6.000         10/01/2034        644,789       707,696
    FHLMC Gold Pool #G08087                                     6.000         10/01/2035        166,570       181,727
    FHLMC Gold Pool #G11753                                     5.000         08/01/2020        370,897       397,990
    FHLMC Gold Pool #J05930                                     5.500         03/01/2021        306,449       331,611
    FNMA, MBS 30yr                                              5.000         07/15/2036      1,000,000     1,057,969
    FNMA Pool #357269                                           5.500         09/01/2017        151,867       164,598

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                            JUNE 30, 2010 (UNAUDITED)

                                                               Interest        Maturity      Principal
                    Description                                  Rate            Date         Amount         Value
----------------------------------------------------           --------       ----------    -----------   -----------
LONG-TERM NOTES AND BONDS (30.7%) (continued)
  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES (7.1%) (continued)
    FNMA Pool #357637                                           6.000%        11/01/2034    $   444,300   $   487,438
    FNMA Pool #545929                                           6.500         08/01/2032         46,819        52,271
    FNMA Pool #555591                                           5.500         07/01/2033        120,095       129,522
    FNMA Pool #574922                                           6.000         04/01/2016          2,508         2,729
    FNMA Pool #579170                                           6.000         04/01/2016         14,239        15,495
    FNMA Pool #584953                                           7.500         06/01/2031          6,129         6,990
    FNMA Pool #651220                                           6.500         07/01/2032         17,732        19,797
    FNMA Pool #725793                                           5.500         09/01/2019        629,007       683,111
    FNMA Pool #910446                                           6.500         01/01/2037        103,338       113,339
    FNMA Pool #914468                                           5.500         04/01/2037        987,012     1,060,890
    FNMA Pool #915258                                           5.500         04/01/2037      1,056,079     1,135,126
    FNMA Pool #922224                                           5.500         12/01/2036        606,264       651,771
    FNMA Pool #936760                                           5.500         06/01/2037        846,493       909,853
    FNMA Pool #940624                                           6.000         08/01/2037      1,389,237     1,509,362
    FNMA Pool #942956                                           6.000         09/01/2037        437,249       475,058
    FNMA Pool #945882                                           6.000         08/01/2037      1,041,777     1,131,858
    Ford Credit Floorplan Master Owner Trust,
      Ser. 2010-3, Cl. B, 144A(2)                               4.640         02/15/2017      1,250,000     1,288,244
    GE Capital Commercial Mortgage Corp.,
      Ser. 2002-2A, Cl. A3                                      5.349         08/11/2036        500,000       528,730
    Global Tower Partners Acquisition Partners LLC,
      Ser. 2007-1A, Cl. E, 144A(2)                              6.223         05/15/2037      1,000,000     1,019,933
    GNMA CMO, Ser. 2010-22, Cl. AD                              3.633         10/16/2039      1,000,000     1,030,452
    GNMA                                                        4.500         07/15/2039      1,000,000     1,041,562
    GNMA Pool #424578                                           6.500         04/15/2026         68,689        76,290
    GNMA Pool #431962                                           6.500         05/15/2026         16,112        17,895
    GNMA Pool #436741                                           7.500         01/15/2027         20,186        22,948
    GNMA Pool #443216                                           8.000         07/15/2027          8,770        10,155
    GNMA Pool #479743                                           7.500         11/15/2030         19,237        21,925
    GNMA Pool #511778                                           7.500         11/15/2030         26,530        30,236
    GNMA Pool #542083                                           7.000         01/15/2031         38,993        44,297
    GNMA Pool #552466                                           6.500         03/15/2032         33,649        37,499
    GNMA Pool #555179                                           7.000         12/15/2031         16,155        18,353
    GNMA Pool #574395                                           6.000         01/15/2032         45,762        50,642
    LB-UBS Commercial Mortgage Trust,
      Ser. 2006-C7, Cl. A2                                      5.300         11/15/2038      1,200,000     1,233,923
    Morgan Stanley Capital I, Ser. 2006-IQ12, Cl. AAB           5.325         12/15/2043        350,000       377,834
    Small Business Administration, Ser. 2006-10A, Cl. 1         5.524         03/10/2016        446,973       472,823
    Small Business Administration Participation Certificates,
      Ser. 2006-20C, Cl. 1                                      5.570         03/01/2026        338,593       372,303
    TIAA Seasoned Commercial Mortgage Trust,
      Ser. 2007-C4, Cl. A3(3)                                   6.071         08/15/2039        650,000       708,667
                                                                                                          -----------
                                                                                                           40,699,952
                                                                                                          -----------
  CORPORATE OBLIGATIONS (8.7%)
    Aerospace & Defense (0.3%)
      L-3 Communications Corp.                                  5.875         01/15/2015        850,000       839,375
                                                                                                          -----------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                            JUNE 30, 2010 (UNAUDITED)

                                                               Interest        Maturity      Principal
                    Description                                  Rate            Date         Amount         Value
----------------------------------------------------           --------       ----------    -----------   -----------
LONG-TERM NOTES AND BONDS (30.7%) (continued)
  CORPORATE OBLIGATIONS (8.7%) (continued)
    Banks (0.6%)
     Morgan Stanley, Sr. Unsec'd. Notes, MTN                    5.625%        09/23/2019    $   500,000   $   483,707
     State Street Bank And Trust Co., Sub. Notes                5.300         01/15/2016        400,000       432,438
     Union Bank NA, Sub. Notes                                  5.950         05/11/2016        750,000       804,309
     US Bank NA, Sub. Notes                                     6.375         08/01/2011          7,000         7,391
                                                                                                          -----------
                                                                                                            1,727,845
                                                                                                          -----------
    Biotechnology (0.4%)
      Life Technologies Corp., Sr. Notes                        6.000         03/01/2020      1,000,000     1,082,910
                                                                                                          -----------
    Commercial Services (0.1%)
      ERAC USA Finance Co., Gtd. Notes, 144A(2)                 5.600         05/01/2015        200,000       215,734
                                                                                                          -----------
    Diversified Financial Services (0.6%)
      Citifinancial, Inc.                                       6.625         06/01/2015         75,000        80,186
      Merrill Lynch & Co., Inc., Sr. Unsec'd. Notes, MTN(3)     0.544         11/01/2011        450,000       442,311
      Unison Ground Lease Funding LLC, 144A(2)                  9.522         04/15/2020      1,000,000     1,005,560
                                                                                                          -----------
                                                                                                            1,528,057
                                                                                                          -----------
    Forest Products & Paper (0.1%)
      Abitibi-Consolidated, Inc., Sr. Unsec'd. Notes(4)         8.850         08/01/2030        200,000        28,500
      Weyerhaeuser Co., Sr. Unsec'd. Notes                      7.375         03/15/2032        300,000       296,373
                                                                                                          -----------
                                                                                                              324,873
                                                                                                          -----------
    Gas (0.1%)
      Southwest Gas Corp., Sr. Unsec'd. Notes                   7.625         05/15/2012        350,000       380,534
                                                                                                          -----------
    Healthcare-Products (0.1%)
      Hospira, Inc., Sr. Unsec'd. Notes                         5.900         06/15/2014        300,000       335,168
                                                                                                          -----------
    Healthcare-Services (0.2%)
      Quest Diagnostics, Inc., Gtd. Notes                       6.950         07/01/2037        450,000       514,071
                                                                                                          -----------
    Home Builders (0.4%)
      Toll Brothers Finance Corp.                               6.750         11/01/2019      1,000,000       980,289
                                                                                                          -----------
    Insurance (0.3%)
      Nationwide Financial Services, Sr. Unsec'd. Notes         6.250         11/15/2011        300,000       314,806
      Willis North America, Inc., Gtd. Notes                    6.200         03/28/2017        500,000       520,464
                                                                                                          -----------
                                                                                                              835,270
                                                                                                          -----------
    Iron/Steel (0.2%)
      Reliance Steel & Aluminum Co., Gtd. Notes                 6.850         11/15/2036        600,000       581,465
                                                                                                          -----------
    Leisure Time (0.1%)
      Royal Caribbean Cruises Ltd.                              7.250         03/15/2018        400,000       388,000
                                                                                                          -----------
    Lodging (0.1%)
      MGM Mirage, Gtd. Notes                                    5.875         02/27/2014        500,000       396,250
                                                                                                          -----------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                            JUNE 30, 2010 (UNAUDITED)

                                                               Interest        Maturity      Principal
                    Description                                  Rate            Date         Amount         Value
----------------------------------------------------           --------       ----------    -----------   -----------
LONG-TERM NOTES AND BONDS (30.7%) (continued)
  CORPORATE OBLIGATIONS (8.7%) (continued)
    Machinery-Diversified (0.4%)
      Case New Holland, Inc., 144A(2)                           7.875%        12/01/2017    $ 1,000,000   $ 1,007,500
                                                                                                          -----------
    Media (1.0%)
      COX Communications, Inc., Unsub. Notes                    7.625         06/15/2025        443,000       554,161
      TCI Communications, Inc., Sr. Unsec'd. Notes              7.875         02/15/2026      1,050,000     1,262,493
      Time Warner Cable, Inc., Gtd. Notes                       6.550         05/01/2037        600,000       646,697
      Time Warner, Inc., Gtd. Notes                             4.875         03/15/2020        250,000       257,818
                                                                                                          -----------
                                                                                                            2,721,169
                                                                                                          -----------
    Metal Fabricate/Hardware (0.3%)
      Commercial Metals Co., Sr. Unsec'd. Notes                 7.350         08/15/2018        700,000       734,728
                                                                                                          -----------
    Mining (0.2%)
      Vulcan Materials Co., Sr. Unsec'd. Notes                  5.600         11/30/2012        400,000       428,266
                                                                                                          -----------
    Miscellaneous Manufacturing (0.3%)
      GE Capital Trust I, Sub. Notes(3)                         6.375         11/15/2067        400,000       372,000
      Textron, Inc., Sr. Unsec'd. Notes                         7.250         10/01/2019        500,000       570,814
                                                                                                          -----------
                                                                                                              942,814
                                                                                                          -----------
    Office Furnishings (0.1%)
      Steelcase, Inc., Sr. Unsec'd. Notes                       6.500         08/15/2011        350,000       357,209
                                                                                                          -----------
    Oil & Gas (0.5%)
      Pioneer Natural Resources Co., Gtd. Notes                 7.200         01/15/2028        400,000       382,252
      SEACOR Holdings, Inc., Sr. Unsec'd. Notes                 5.875         10/01/2012        400,000       413,557
      Union Pacific Resources Group, Inc., Sr. Unsec'd. Notes   7.050         05/15/2018        250,000       224,199
      Valero Energy Corp., Gtd. Notes                           6.625         06/15/2037        500,000       486,822
                                                                                                          -----------
                                                                                                            1,506,830
                                                                                                          -----------
    Packaging & Containers (0.2%)
      Pactiv Corp., Sr. Unsec'd. Notes                          6.400         01/15/2018        450,000       474,107
                                                                                                          -----------
    Pipelines (1.3%)
      Midcontinent Express Pipeline LLC, 144A(2)                5.450         09/15/2014      1,000,000     1,040,501
      Questar Pipeline Co., Sr. Unsec'd. Notes                  5.830         02/01/2018        400,000       451,359
      Southern Natural Gas Co., Sr. Unsec'd. Notes, 144A(2)     5.900         04/01/2017        600,000       635,678
      Southern Star Central Corp., Sr. Notes                    6.750         03/01/2016        375,000       362,813
      Transcontinental Gas Pipe Line Co. LLC, Ser. B,
        Sr. Unsec'd. Notes                                      8.875         07/15/2012        400,000       449,865
      Williams Partners LP/Williams Partners Finance Corp.,
        Sr. Unsec'd. Notes                                      7.250         02/01/2017        550,000       624,370
                                                                                                          -----------
                                                                                                            3,564,586
                                                                                                          -----------
    REITS (0.2%)
      Nationwide Health Properties, Inc., Sr. Unsec'd. Notes    6.250         02/01/2013        400,000       429,628
                                                                                                          -----------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                            JUNE 30, 2010 (UNAUDITED)

                                                               Interest        Maturity      Principal
                    Description                                  Rate            Date         Amount         Value
----------------------------------------------------           --------       ----------    -----------   -----------
LONG-TERM NOTES AND BONDS (30.7%) (continued)
  CORPORATE OBLIGATIONS (8.7%) (continued)
    Telecommunications (0.6%)
      BellSouth Corp., Sr. Unsec'd. Notes                       6.550%        06/15/2034    $   400,000   $   440,534
      Sprint Capital Corp., Gtd. Notes                          6.875         11/15/2028        400,000       332,000
      Telecom Italia Capital SA, Gtd. Notes                     6.999         06/04/2018        400,000       426,065
      Verizon Communications, Gtd. Notes                        6.940         04/15/2028        350,000       385,049
                                                                                                          -----------
                                                                                                            1,583,648
                                                                                                          -----------

        Total corporate obligations (cost: $23,026,968)                                                    23,880,326
                                                                                                          -----------

        Total long-term notes and bonds (cost: $79,973,787)                                                83,837,142
                                                                                                          -----------
SHORT-TERM NOTES AND BONDS(5) (5.6%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (5.5%)
      U.S. Treasury Bill Discount Note                          0.045         07/15/2010     13,000,000    12,999,493
      U.S. Treasury Bill Discount Note                          0.403         07/29/2010        150,000       149,981
      U.S. Treasury Bill Discount Note                          0.300         11/18/2010        275,000       274,802
      U.S. Treasury Notes                                       0.875         05/31/2011      1,575,000     1,582,506
                                                                                                          -----------
        Total U.S. government & agency obligations
          (cost: $14,994,183)                                                                              15,006,782
                                                                                                          -----------
  CORPORATE OBLIGATIONS (0.1%)
    Banks (0.0%)
      JPMorgan Chase & Co., Sub. Notes                          6.750         02/01/2011          7,000         7,228
      Wachovia Bank NA, Sub. Notes                              7.800         08/18/2010          7,000         7,055
                                                                                                          -----------
                                                                                                               14,283
                                                                                                          -----------
    Pipelines (0.1%)
      El Paso Natural Gas Co., Ser. A, Sr. Unsec'd. Notes       7.625         08/01/2010        300,000       300,258
                                                                                                          -----------
    Telecommunications (0.0%)
      AT&T, Inc., Sr. Unsec'd. Notes                            6.250         03/15/2011          7,000         7,253
      British Telecommunications PLC, Sr. Unsec'd. Notes        9.375         12/15/2010          7,000         7,240
      Sprint Capital Corp., Gtd. Notes                          7.625         01/30/2011          7,000         7,122
      Verizon Global Funding Corp., Sr. Unsec'd. Notes          7.250         12/01/2010          7,000         7,189
                                                                                                          -----------
                                                                                                               28,804
                                                                                                          -----------
    Miscellaneous (0.0%)
      Quebec Province, Ser. PJ, Unsec'd. Notes                  6.125         01/22/2011          7,000         7,209
                                                                                                          -----------

        Total corporate obligations (cost: $349,818)                                                          350,554
                                                                                                          -----------

        Total short-term notes and bonds (cost: $15,344,001)                                               15,357,336
                                                                                                          -----------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                            JUNE 30, 2010 (UNAUDITED)

                     Description                            Shares           Value
----------------------------------------------------       ---------      ------------
MONEY MARKET MUTUAL FUND (1.6%)
    BlackRock Liquidity TempFund Portfolio                 4,290,000      $  4,290,000
                                                                          ------------

      Total money market mutual funds (cost: $4,290,000)                     4,290,000
                                                                          ------------
MUTUAL FUNDS (4.2%)
    iShares Russell Midcap Growth Index Fund                  59,200         2,587,040
    iShares S&P 500 Growth Index Fund                         47,800         2,530,532
    iShares S&P Midcap 400 Growth Index Fund                  27,000         2,075,760
    iShares S&P Smallcap 600 Growth Index Fund                10,700           609,258
    Vanguard Growth Index Fund                               159,200         3,691,848
                                                                          ------------

      Total mutual funds (cost: 12,190,017)                                 11,494,438
                                                                          ------------

TOTAL INVESTMENTS (100.8%) (COST: $283,155,341)                            275,274,397

LIABILITIES IN EXCESS OF OTHER ASSETS (0.8%)                                (2,289,611)
                                                                          ------------

NET ASSETS (100.0%)                                                       $272,984,786
                                                                          ============

(1) Non-Income producing securities.

(2) Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

(3) Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2010.

(4) Represents issuer in default on interest payment; non-income producing security.

(5) The interest rate for short-term notes reflects the yields for those securities as of June 30, 2010.

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                          REPRESENTATION OF INVESTMENTS
                            ASSET DIRECTOR PORTFOLIO
                            JUNE 30, 2010 (UNAUDITED)

               Industry                           % of Total Net Assets
---------------------------------------           ---------------------
  Mortgage-Backed and Assets-Backed Securities           14.9%
  U.S. Government & Agency Obligations                   12.6
  Miscellaneous Manufacturing                             5.7
  Telecommunications                                      4.7
  Oil & Gas                                               4.5
  Semiconductors                                          4.4
  Healthcare-Products                                     4.3
  Mutual Funds                                            4.2
  Pharmaceuticals                                         4.2
  Retail                                                  4.0
  Transportation                                          3.8
  Banks                                                   3.5
  Aerospace & Defense                                     2.6
  Apparel                                                 2.5
  Diversified Financial Services                          2.5
  Auto Parts and Equipment                                1.9
  Computers                                               1.9
  Money Market Mutual Funds                               1.6
  Pipelines                                               1.4
  Beverages                                               1.4
  Iron/Steel                                              1.4
  Insurance                                               1.3
  Biotechnology                                           1.2
  Software                                                1.2
  Machinery-Diversified                                   1.1
  Chemicals                                               1.0
  Electronics                                             1.0
  Media                                                   1.0
  Mining                                                  0.7
  Toys/Games/Hobbies                                      0.7
  Automotive Components                                   0.5
  Commercial Services                                     0.5
  Hand/Machine Tools                                      0.4
  Home Builders                                           0.4
  Agriculture                                             0.3
  Metal Fabricate/Hardware                                0.3
  Health Care Services                                    0.2
  Packaging & Containers                                  0.2
  REITS                                                   0.2

                             ONEAMERICA FUNDS, INC.
                          REPRESENTATION OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                            JUNE 30, 2010 (UNAUDITED)

               Industry                           % of Total Net Assets
---------------------------------------           ---------------------
  Food                                                     0.1
  Forest Products & Paper                                  0.1
  Gas                                                      0.1
  Leisure Time                                             0.1
  Lodging                                                  0.1
  Office Furnishings                                       0.1
                                                         -----
                                                         100.8
  Liabilities in excess of other assets                   (0.8)
                                                         -----

  NET ASSETS                                             100.0%
                                                         =====

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                          SOCIALLY RESPONSIVE PORTFOLIO
                            JUNE 30, 2010 (UNAUDITED)


                     Description                             Shares              Value
----------------------------------------------------         -------          -----------
COMMON STOCKS (91.9%)
  Aerospace & Defense (3.4%)
    General Dynamics Corp.                                       650          $    38,064
    Precision Castparts Corp.                                  1,100              113,212
                                                                              -----------
                                                                                  151,276
                                                                              -----------
  Agriculture (0.5%)
    Archer-Daniels-Midland Co.                                   900               23,238
                                                                              -----------
  Apparel (3.9%)
    Columbia Sportswear Co.                                    1,900               88,673
    Wolverine World Wide, Inc.                                 3,300               83,226
                                                                              -----------
                                                                                  171,899
                                                                              -----------
  Automotive Components (1.0%)
    Harley-Davidson, Inc.                                      2,000               44,460
                                                                              -----------
  Banks (5.4%)
    Bank of Hawaii Corp.                                         500               24,175
    Citigroup, Inc.(1)                                         1,400                5,264
    JPMorgan Chase & Co.                                       2,050               75,050
    Northern Trust Corp.                                       1,500               70,050
    U.S. Bancorp                                               2,900               64,815
                                                                              -----------
                                                                                  239,354
                                                                              -----------
  Beverages (2.8%)
    The Coca-Cola Co.                                          2,450              122,794
                                                                              -----------
  Biotechnology (1.7%)
    Amgen, Inc.(1)                                             1,400               73,640
                                                                              -----------
  Chemicals (1.8%)
    Dow Chemical Co.                                           3,400               80,648
                                                                              -----------
  Commercial Services (0.7%)
    Robert Half International, Inc.                            1,300               30,615
                                                                              -----------
  Computers (3.4%)
    Dell, Inc.(1)                                              5,600               67,536
    Hewlett-Packard Co.                                        1,900               82,232
                                                                              -----------
                                                                                  149,768
                                                                              -----------
  Diversified Financial Services (3.1%)
    Federated Investors, Inc.,
      Class B                                                  3,296               68,260
    Investment Technology
      Group, Inc.(1)                                           4,200               67,452
                                                                              -----------
                                                                                  135,712
                                                                              -----------
  Electronics (2.0%)
    FLIR Systems, Inc.(1)
                                                               3,000               87,270
                                                                              -----------
  Food (0.5%)
    Fresh Del Monte Produce,
      Inc.(1)                                                  1,100               22,264
                                                                              -----------
  Hand/Machine Tools (0.7%)
    Baldor Electric Co.                                          800               28,864
                                                                              -----------
  Healthcare-Products (6.6%)
    Baxter International, Inc.                                 1,400               56,896
    Medtronic, Inc.                                            3,250              117,878
    Zimmer Holdings, Inc.(1)                                   2,125              114,856
                                                                              -----------
                                                                                  289,630
                                                                              -----------
  Insurance (1.7%)
    Aegon NV(1)                                                4,177               74,855
                                                                              -----------
  Iron/Steel (1.8%)
    Nucor Corp.                                                2,100               80,388
                                                                              -----------
  Machinery-Diversified (1.0%)
    Cummins, Inc.                                                700               45,591
                                                                              -----------
  Mining (1.1%)
    Alcoa, Inc.                                                4,950               49,797
                                                                              -----------
  Miscellaneous Manufacturing (8.9%)
    Carlisle Cos., Inc.                                        3,150              113,810
    Crane Co.                                                  3,250               98,182
    General Electric Co.                                       5,900               85,078
    Illinois Tool Works, Inc.                                  2,350               97,008
                                                                              -----------
                                                                                  394,078
                                                                              -----------
  Oil & Gas (6.7%)
    ConocoPhillips                                             2,100              103,089
    Exxon Mobil Corp.                                            900               51,363
    Royal Dutch Shell PLC ADR                                  2,000              100,440
    Valero Energy Corp.                                        2,350               42,253
                                                                              -----------
                                                                                  297,145
                                                                              -----------
  Pharmaceuticals (3.1%)
    McKesson Corp.                                             2,000              134,320
                                                                              -----------
  Retail (7.1%)
    Bed Bath & Beyond, Inc.(1)                                 2,350               87,138
    Best Buy Co., Inc.                                         1,950               66,027
    BJ's Wholesale Club, Inc.(1)                                 600               22,206
    Home Depot, Inc.                                           2,900               81,403
    Kohl's Corp.(1)                                            1,200               57,000
                                                                              -----------
                                                                                  313,774
                                                                              -----------
  Semiconductors (7.1%)
    Applied Materials, Inc.                                    7,350               88,347
    Intel Corp.                                                6,400              124,480
    Texas Instruments, Inc.                                    4,300              100,104
                                                                              -----------
                                                                                  312,931
                                                                              -----------
  Software (1.8%)
    Autodesk, Inc.(1)                                          3,200               77,952
                                                                              -----------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                    SOCIALLY RESPONSIVE PORTFOLIO (continued)
                            JUNE 30, 2010 (UNAUDITED)

                     Description                             Shares             Value
----------------------------------------------------         -------          ----------
COMMON STOCKS (91.9%) (continued)
  Telecommunications (7.1%)
    Cisco Systems, Inc.(1)                                     4,750          $  101,223
    Nokia OYJ ADR                                              6,850              55,827
    Telefonos de Mexico, Class L ADR                           4,900              69,139
    Telmex Internacional ADR                                   4,800              85,200
                                                                              ----------
                                                                                 311,389
                                                                              ----------
  Toys/Games/Hobbies (1.4%)
    Mattel, Inc.                                               2,950              62,422
                                                                              ----------
  Transportation (5.6%)
    Norfolk Southern Corp.                                     1,400              74,270
    Tidewater, Inc.                                            2,400              92,928
    Werner Enterprises, Inc.                                   3,600              78,804
                                                                              ----------
                                                                                 246,002
                                                                              ----------
      Total common stocks (cost: $4,870,092)                                   4,052,076
                                                                              ----------
MONEY MARKET MUTUAL FUNDS (4.5%)
    BlackRock Liquidity TempFund Portfolio                   100,000             100,000
    Dreyfus Treasury Cash Management                         100,000             100,000
                                                                              ----------
      Total money market mutual funds (cost: $200,000)                           200,000
                                                                              ----------
TOTAL INVESTMENTS (96.4%) (COST: $5,070,092)                                   4,252,076
                                                                              ----------
OTHER ASSETS IN EXCESS OF LIABILITIES (3.6%)                                     159,009
                                                                              ----------
NET ASSETS (100.0%)                                                           $4,411,085
                                                                              ==========

(1) Non-Income producing securities.

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                          REPRESENTATION OF INVESTMENTS
                          SOCIALLY RESPONSIVE PORTFOLIO
                            JUNE 30, 2010 (UNAUDITED)

               Industry                           % of Total Net Assets
---------------------------------------           ---------------------
  Miscellaneous Manufacturing                              8.9%
  Retail                                                   7.1
  Semiconductors                                           7.1
  Telecommunications                                       7.1
  Oil & Gas                                                6.7
  Healthcare-Products                                      6.6
  Transportation                                           5.6
  Banks                                                    5.4
  Money Market Mutual Funds                                4.5
  Apparel                                                  3.9
  Aerospace & Defense                                      3.4
  Computers                                                3.4
  Diversified Financial Services                           3.1
  Pharmaceuticals                                          3.1
  Beverages                                                2.8
  Electronics                                              2.0
  Chemicals                                                1.8
  Iron/Steel                                               1.8
  Software                                                 1.8
  Biotechnology                                            1.7
  Insurance                                                1.7
  Toys/Games/Hobbies                                       1.4
  Mining                                                   1.1
  Automotive Components                                    1.0
  Machinery-Diversified                                    1.0
  Commercial Services                                      0.7
  Hand/Machine Tools                                       0.7
  Agriculture                                              0.5
  Food                                                     0.5
                                                         -----
                                                          96.4
  Other assets in excess of liabilities                    3.6
                                                         -----

  NET ASSETS                                             100.0%
                                                         =====

                          NOTES TO FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The OneAmerica Funds, Inc. (the "Fund") was incorporated under the laws of Maryland on July 26, 1989, and is registered under the Investment Company Act of 1940 ("1940 Act"), as amended, as an open-end, diversified management investment company. As a "series" type of mutual fund, the Fund issues shares of common stock relating to the investment portfolios consisting of the Value Portfolio, Money Market Portfolio, Investment Grade Bond Portfolio, Asset Director Portfolio and Socially Responsive Portfolio, hereinafter, referred to as the portfolios. Currently, the Fund offers shares only to separate accounts of American United Life Insurance Company(R) (AUL) to serve as an underlying investment vehicle for variable annuity and variable life contracts. The Fund commenced operations on April 12, 1990.

    CLASS O AND ADVISOR CLASS SHARES

    The Fund issues Class O shares and Advisor Class shares of common stock relating to the same investment portfolios. The Class O shares and the Advisor Class shares are identical in all material respects, except that the Class O shares are not subject to the fee paid by Advisor Class shares pursuant to the 12b-1distribution plan.

    DISTRIBUTION AND SERVICING (12b-1) PLAN

    Under a plan of distribution and service pertaining to the Advisor Class shares adopted by the Fund in the manner prescribed by Rule 12b-1 under the 1940 Act ("Plan"), the Fund pays insurance companies, broker-dealers, banks, plan sponsors and recordkeepers, and other financial institutions ("Authorized Firms") an aggregate fee in an amount not to exceed on an annual basis 0.30% of the average daily net asset value attributable to the Advisor Class shares of each portfolio, as compensation or reimbursement for services rendered and/or expenses borne, in connection with the financing of the activities and services pursuant to an agreement with an Authorized Firm.

    FAIR VALUE MEASUREMENTS

    Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

    Level 1 - quoted prices in active markets for identical securities
    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

    Observable inputs are those based on market data obtained from independent sources, and unobservable inputs reflect the Funds' own assumption based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities. As of June 30, 2010, the volume and level of activity for asset and liability valuation was orderly and has not decreased, therefore increased analysis and judgment was not required to estimate fair value. Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Advisor pursuant to procedures established by and under supervision of the Board of Directors.

    The following is a description of the valuation techniques applied to the major categories of assets measured at fair value.:

    Equity Securities (Preferred and Common Stock) - Securities traded on a national or international securities exchange, excluding the NASDAQ national market system, are valued at the last trade price on the primary exchange. Listed securities for which no sale was reported on the valuation date are valued at the mean of the latest bid and ask price. Securities that are principally traded on the NASDAQ national market system are generally valued at the NASDAQ Official Closing Price ("NOCP"). To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

    Mortgage-Backed and Asset-Backed Securities - The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establishes a benchmark yield, and develops an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, these values would be categorized in level 2 of the fair value hierarchy; otherwise they would be categorized as level 3.

    Corporate Obligations - Corporate obligations for which representative market quotes are readily available are valued at the latest bid price or the mean of the latest bid and ask price. Certain corporate obligations may be priced using a matrix price as provided by a pricing vendor. While most corporate obligations are categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

    Mutual Funds - Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of the valuation and are classified under level 1 of the fair value hierarchy.

    U.S. Government and Agency Obligations - U.S. Government obligations are valued at the latest bid price. Certain obligations may be valued using dealer quotations. U.S. Government and Agency obligations are categorized in level 1 or level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

    Short-Term Fixed Income Securities - Short-term fixed income securities, with a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value. These securities are listed under level 2 of the fair value hierarchy.

    The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio's assets carried at fair value:

                                                          Value Portfolio
                                    -------------------------------------------------------------
                                       Level 1         Level 2         Level 3          Total
                                    -------------   -------------   -------------   -------------
Investments in Securities(1)
    Common Stocks                   $ 210,100,700   $           -   $           -   $ 210,100,700
    Commercial Paper                            -       5,999,120               -       5,999,120
    Money Market Mutual Funds           8,000,000               -               -       8,000,000
    Mutual Funds                        7,678,659               -               -       7,678,659
                                    -------------   -------------   -------------   -------------
Total                               $ 225,779,359   $   5,999,120   $           -   $ 231,778,479
                                    =============   =============   =============   =============

    It is the Value Portfolio's policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Value Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

    As of June 30, 2010 and December 31, 2009, there have been no changes in the valuation methodologies and the Value Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

                                                       Money Market Portfolio
                                    -------------------------------------------------------------
                                       Level 1         Level 2         Level 3          Total
                                    -------------   -------------   -------------   -------------
Investments in Securities(1)
    U.S. Government and Agency
      Obligations                   $           -   $  36,298,294   $           -   $  36,298,294
    Commercial Paper                            -     166,733,900               -     166,733,900
    Variable Rate Demand Notes                  -       2,700,000               -       2,700,000
    Corporate Obligations                       -       4,000,000               -       4,000,000
    Money Market Mutual Funds           7,511,000               -               -       7,511,000
                                    -------------   -------------   -------------   -------------
Total                               $   7,511,000   $ 209,732,194   $           -   $ 217,243,194
                                    =============   =============   =============   =============

    All securities within the Money Market Portfolio, excluding Money Market Mutual Funds, are valued at amortized cost.

    It is the Money Market Portfolio's policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Money Market Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

    As of June 30, 2010 and December 31, 2009, there have been no changes in the valuation methodologies and the Money Market Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

                                                   Investment Grade Bond Portfolio
                                    -------------------------------------------------------------
                                       Level 1         Level 2         Level 3          Total
                                    -------------   -------------   -------------   -------------
Investments in Securities(1)
    Preferred Stock                 $     986,420   $           -   $           -   $     986,420
    U.S. Government and Agency
      Obligations                               -      36,341,530               -      36,341,530
    Mortgage Backed and Asset
      Backed Securities                         -      61,330,274               -      61,330,274
    Municipal Bonds                             -       1,036,740               -       1,036,740
    Corporate Obligations                       -      41,855,571               -      41,855,571
    Money Market Mutual Funds           4,550,000               -               -       4,550,000
                                    -------------   -------------   -------------   -------------
Total                               $   5,536,420   $ 140,564,115   $           -   $ 146,100,535
                                    =============   =============   =============   =============

    It is the Investment Grade Bond Portfolio's policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Investment Grade Bond Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

    As of June 30, 2010 and December 31, 2009, there have been no changes in the valuation methodologies and the Investment Grade Bond Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

                                                       Asset Director Portfolio
                                    -------------------------------------------------------------
                                       Level 1         Level 2         Level 3          Total
                                    -------------   -------------   -------------   -------------
Investments in Securities(1)
    Preferred Stock                 $     446,550   $           -   $           -   $     446,550
    Common Stock                      159,828,931               -               -     159,828,931
    U.S. Government and Agency
      Obligations                               -      34,263,646               -      34,263,646
    Mortgage Backed and Asset
      Backed Securities                         -      40,699,952               -      40,699,952
    Corporate Obligations                       -      24,230,880               -      24,230,880
    Money Market Mutual Funds           4,290,000               -               -       4,290,000
    Mutual Funds                       11,494,438               -               -      11,494,438
                                    -------------   -------------   -------------   -------------
Total                               $ 176,079,919   $  99,194,478   $           -   $ 275,274,397
                                    =============   =============   =============   =============

    It is the Asset Director Portfolio's policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Asset Director Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

    As of June 30, 2010 and December 31, 2009, there have been no changes in the valuation methodologies and the Asset Director Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

                                                    Socially Responsive Portfolio
                                    -------------------------------------------------------------
                                       Level 1         Level 2         Level 3          Total
                                    -------------   -------------   -------------   -------------
Investments in Securities(1)
    Common Stocks                   $   4,052,076   $           -   $           -   $   4,052,076
    Money Market Mutual Funds             200,000               -               -         200,000
                                    -------------   -------------   -------------   -------------
Total                               $   4,252,076   $           -   $           -   $   4,252,076
                                    =============   =============   =============   =============

    It is the Socially Responsive Portfolio's policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Socially Responsive Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

    As of June 30, 2010 and December 31, 2009, there have been no changes in the valuation methodologies and the Socially Responsive Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

    (1)   Refer to Schedule of Investments for industry classifications.

    MONEY MARKET PORTFOLIO

    The Money Market Portfolio securities are valued at amortized cost. The Portfolio's use of the amortized cost method is conditioned on its compliance with certain provisions of Rule 2a-7 of the Investment Company Act of 1940. AUL (the Investment Advisor) is responsible for reviewing this method of valuation to ensure that the Portfolio's securities are reflected at their fair value.

    SECURITY TRANSACTIONS

    Security transactions are recorded on the trade date. Realized gains and losses are determined on a first-in first-out accounting basis. Discounts and premiums on securities purchased are amortized using the level yield scientific method over the life of the respective securities.

    INCOME AND EXPENSE

    Dividend income is recorded on the ex-dividend date, and interest income is accrued daily from settlement date. Portfolio expenses are recorded on an accrual basis and are allocated among the portfolios and share classes based on relative net assets or another appropriate allocation method. However, distribution fees are charged only to Advisor Class shares.

    TAXES

    Each Portfolio intends to continue to qualify as a regulated investment company under subchapter M of the Internal Revenue Code. Each Portfolio's policy is to distribute all net investment income and realized capital gains to relieve it from all, or substantially all, federal income taxes. Accordingly, no tax provision is recorded in the financial statements.

    DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS

    For the Money Market Portfolio, dividends from net investment income are declared and paid daily. Also, if applicable, capital gain distributions are declared and paid annually. For all other Portfolios, dividends from net investment income and distributions from net realized gains on investments are declared and paid at least annually. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

    ESTIMATES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  RELATED PARTY TRANSACTIONS

    On March 31, 2006, AUL purchased 350,000 shares of the Socially Responsive Portfolio for $3,500,000. The purchase was split evenly between the Class O and Advisor Class shares of the Portfolio (175,000 shares of Class O and 175,000 shares of the Advisor Class). As of June 30, 2010, AUL's investment at value in the Socially Responsive Portfolio Class O shares and Advisor Class shares is $1,420,492 and $1,407,114, respectively, representing 64% of the portfolio.

    The Fund has an investment advisory agreement with AUL to act as its investment advisor. Under the Investment Advisory Agreement, the Investment Advisor is compensated for its services by a monthly fee based on an annual percentage of the average daily net assets of each Portfolio as follows:

                  Value                            0.50%
                  Money Market                     0.40%
                  Investment Grade Bond            0.50%
                  Asset Director                   0.50%
                  Socially Responsive              0.70%

    For Value Portfolio, Money Market Portfolio, Investment Grade Bond Portfolio and Asset Director Portfolio, AUL has agreed that its fees may be reduced if the aggregate expenses of the Portfolios exceed 1% (1.3% for the Advisor Class) of the average daily net assets of the respective portfolios during the year. To the extent that AUL has reduced its advisory fees to prevent a Portfolio's aggregate expenses from exceeding 1% (1.3% for the Advisor Class) of its average daily net assets, it may increase its advisory fee during any of the next succeeding 5 years, provided that the aggregate expenses in any given year do not exceed 1% (1.3% for the Advisor Class) of the average daily net assets in that year. Additionally, the total amount of any increase in AUL's fees will not exceed the amount of the prior fee reduction. Through June 30, 2010, no such expenses have been waived.

    For the Money Market Portfolio, AUL has voluntarily agreed to provide a expense reimbursement to the Portfolio to prevent the 1-day yield (excluding gains/losses) from falling below 0.0%. For the six months ended June 30, 2010, AUL reimbursed the Portfolio $374,115 as a result of this voluntary agreement. AUL will not recoup any of the expense reimbursements.

    For the Socially Responsive Portfolio, AUL has agreed that its fees may be reduced and other expenses reimbursed if the aggregate expenses of the Portfolio exceed 1.2% (1.5% for the Advisor Class) of the average daily net assets during the year. To the extent that AUL has reduced its advisory fees to prevent a Portfolio's aggregate expenses from exceeding 1.2% (1.5% for the Advisor Class) of its average daily net assets, it may increase its advisory fee during any of the next succeeding 5 years, provided that the aggregate expenses in any given year do not exceed 1.2% (1.5% for the Advisor Class) of the average daily net assets in that year. The total amount of any increase in AUL's fees will not exceed the amount of the prior fee reduction.

         Year Waived         Amount Waived        Final Recoupment Year
         -----------         -------------        ---------------------
            2006                $85,157                    2011
            2007                $81,817                    2012
            2008                $66,884                    2013
            2009                $89,171                    2014
            2010                $42,553                    2015

    As of June 30, 2010, $81,431 in waived fees is due from AUL for the applicable portfolios. AUL may terminate the policy of reducing its fee and/or assuming Fund expenses upon 30 days prior written notice to the Fund, and in any event, the policy will automatically terminate if the Investment Advisory Agreement is terminated. The total investment advisory fees incurred during the six months ended June 30, 2010 were $2,142,508 for all portfolios.

    The Fund has agreed to pay AUL a plan fee as prescribed by Rule 12b-1 under the 1940 Act. The plan fee is used by AUL for distribution-related services and other investor services with respect to the Advisor Class. The total fees incurred for the six months ended June 30, 2010 for all portfolios were $177,611.

3.  OTHER SERVICE AGREEMENTS

    The Fund has agreements with The BNY Mellon Asset Servicing (Bank) whereby the Bank serves as custodian of the securities and other assets of the Fund, as the fund administrator and as the fund accountant. The Fund has an agreement with Unified Fund Services, Inc. (Unified) whereby Unified serves as the fund transfer agent.

4.  INVESTMENT TRANSACTIONS

    Purchases and sales of investment securities (excluding short-term securities and money market mutual funds) during the six months ended June 30, 2010 were:

                                                                            Portfolio
                                           --------------------------------------------------------------------------
                                                                            Investment         Asset        Socially
                                               Value       Money Market     Grade Bond       Director      Responsive
                                           ------------    ------------    ------------    ------------    ----------
Common Stock:
   Purchases                               $ 13,616,074    $          -    $          -    $ 11,959,431    $  555,023
   Proceeds from sales                       14,742,140               -               -       8,102,896       293,002
Corporate Bonds:
   Purchases                                          -               -      18,865,665      11,447,304             -
   Proceeds from sales and maturities                 -               -      20,334,453       7,537,390             -
Government Bonds:
   Purchases                                          -               -      13,555,977      12,710,164             -
   Proceeds from sales and maturities                 -               -       8,962,848       5,352,324             -
Municipal Bonds:
   Purchases                                          -               -       1,041,660               -             -
   Proceeds from sales                                -               -               -               -             -
Preferred Stock:
   Purchases                                          -               -       1,049,875               -             -
   Proceeds from sales                                -               -               -               -             -

Common stock activity includes mutual fund trades.

5.  AUTHORIZED CAPITAL SHARES

    The Fund has 620,000,000 authorized shares of $.001 par value capital stock, which includes 8,000,000 unallocated shares. The remaining shares are allocated to each of the Fund's portfolios as follows:

               Value Portfolio - Class O                              25,000,000
               Value Portfolio - Advisor Class                        12,000,000
               Money Market Portfolio - Class O                      400,000,000
               Money Market Portfolio - Advisor Class                 80,000,000
               Investment Grade Bond Portfolio - Class O              25,000,000
               Investment Grade Bond Portfolio - Advisor Class        12,000,000
               Asset Director Portfolio - Class O                     36,000,000
               Asset Director Portfolio - Advisor Class               12,000,000
               Socially Responsive Portfolio - Class O                 5,000,000
               Socially Responsive Portfolio - Advisor Class           5,000,000
                                                                     -----------
                                                                     612,000,000
                                                                     ===========

6.  UNREALIZED APPRECIATION (DEPRECIATION)

    Unrealized appreciation (depreciation) for tax purposes at June 30, 2010, is:

                                                                                           Net
                                                                                        Unrealized
                                   Federal         Unrealized        Unrealized        Appreciation/
                                   Tax Cost       Appreciation      Depreciation      (Depreciation)
                                -------------     ------------     -------------      --------------
Value                           $ 253,451,526     $ 28,715,731     $ (50,388,778)     $ (21,673,047)
Money Market                      217,243,194                -                 -                  -
Investment Grade Bond             140,092,180        7,292,514        (1,284,159)         6,008,355
Asset Director                    283,199,407       29,965,595       (37,890,605)        (7,925,010)
Socially Responsive                 5,090,065          357,588        (1,195,577)          (837,989)

    The amount of losses recognized for financial reporting purposes in excess of federal income tax reporting purposes as of December 31, 2009, is as follows:

               Investment Grade Bond                                     $20,754
               Asset Director                                             44,066
               Socially Responsive                                        19,973

7.  SHAREHOLDERS

    Shares outstanding at June 30, 2010, are:

                                                            Portfolio
                                    --------------------------------------------------------------
                                               Value                          Money Market
                                    ----------------------------     -----------------------------
                                      Class O      Advisor Class       Class O       Advisor Class
                                    ----------     -------------     -----------     -------------
AUL                                          -                 -               -                 -
AUL American Unit Trust              3,289,414           329,996      29,711,277         6,065,417
AUL Group Retirement
  Annuity Separate Account II        3,152,585         1,031,260     111,277,038        27,594,443
AUL Pooled Separate Accounts         2,911,203                 -         933,841                 -
AUL American Individual
  Unit Trust                           368,171                 -       3,303,824                 -
AUL American Individual
  Variable Annuity Unit Trust        2,097,904                 -      32,236,701                 -
AUL American Individual
  Variable Life Unit Trust             463,243                 -       6,008,124                 -
                                    ----------     -------------     -----------     -------------
                                    12,282,520         1,361,256     183,470,805        33,659,860
                                    ==========     =============     ===========     =============

                                                            Portfolio
                                    --------------------------------------------------------------
                                        Investment Grade Bond                Asset Director
                                    ----------------------------     -----------------------------
                                      Class O      Advisor Class       Class O       Advisor Class
                                    ----------     -------------     -----------     -------------
AUL                                          -                 -               -                 -
AUL American Unit Trust              1,898,505           258,550       5,250,950           905,957
AUL Group Retirement
  Annuity Separate Account II        3,537,662           286,351       5,846,554         2,652,495
AUL Pooled Separate Accounts         1,809,087                 -               -                 -
AUL American Individual
  Unit Trust                           221,007                 -         289,142                 -
AUL American Individual
  Variable Annuity Unit Trust        3,906,024                 -       2,270,770                 -
AUL American Individual
  Variable Life Unit Trust             477,813                 -         464,183                 -
                                    ----------     -------------     -----------     -------------
                                    11,850,098           544,901      14,121,599         3,558,452
                                    ==========     =============     ===========     =============

                                         Socially Responsive
                                    ----------------------------
                                      Class O      Advisor Class
                                    ----------     -------------
AUL                                    183,716           181,610
AUL American Unit Trust                 72,044            77,021
AUL Group Retirement Annuity
  Separate Account II                   47,156             8,346
AUL Pooled Separate Accounts                 -                 -
AUL American Individual
  Unit Trust                                 -                 -
AUL American Individual
  Variable Annuity Unit Trust                -                 -
AUL American Individual
  Variable Life Unit Trust                   -                 -
                                    ----------     -------------
                                       302,916           266,977
                                    ==========     =============

8.  FEDERAL TAX INFORMATION

    The tax components of dividends paid for the years ending December 31, 2009 and December 31, 2008 were as follows:

                                               Value                          Money Market
                                   -----------------------------      -------------------------
                                    12/31/09          12/31/08        12/31/09       12/31/08
                                   -----------      ------------      ---------     -----------
Ordinary income                    $ 3,828,687      $  6,395,232      $ 246,666     $ 5,411,796
Long-term capital gains                      -        12,264,920              -               -

                                       Investment Grade Bond                Asset Director
                                   -----------------------------      ---------------------------
                                    12/31/09          12/31/08         12/31/09        12/31/08
                                   -----------      ------------      -----------     -----------
Ordinary income                    $ 7,016,443      $  7,137,381      $ 6,504,600     $ 9,353,110
Long-term capital gains                320,111                 -                -       5,098,199

                                         Socially Responsive
                                    ----------------------------
                                     12/31/09       12/31/08
                                    ----------     ----------
    Ordinary income                 $   28,583     $   51,074
    Long-term capital gains                  -              -

    As of December 31, 2009, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

                                                                  Investment                         Socially
                                     Value       Money Market     Grade Bond     Asset Director     Responsive
                                   ---------     ------------     ----------     --------------     ----------
Undistributed ordinary income      $      11     $      4,482     $  229,504     $          166     $    1,499
Undistributed long-term gain               -                -             12                  -              -

    Undistributed ordinary income amounts include distributions from short-term capital gains.

    For the year ended December 31, 2009, the reclassification arising from book/tax differences resulted in increases/decreases that were primarily due to the treatment of securities in default and principal paydown adjustments to the components of net assets were as follows:

                                           Accumulated        Accumulated
                                          Undistributed      Undistributed
                                         Net Investment       Net Realized
                                          Income (Loss)        Gain (Loss)
                                         --------------      -------------
    Investment Grade Bond Portfolio      $       75,767      $     (75,767)
    Asset Director Portfolio                     61,128            (61,128)

    For federal income tax purposes, the Portfolios indicated below have capital loss carryforwards as of December 31, 2009 which are available to offset future capital gains, if any, to the extent allowed by the Internal Revenue Code. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such amounts. During the year ended December 31, 2009, the Investment Grade Bond Portfolio utilized capital loss carryforwards of $1,153,561 to offset realized gains.

                                          Capital Loss
                                          Carryforward      Expiration
                                          ------------      ----------
    Value Portfolio                       $ 14,864,756         2017
    Money Market Portfolio                          40         2016
    Asset Director Portfolio                 4,837,046         2017
    Socially Responsive Portfolio              108,794         2016
    Socially Responsive Portfolio              182,856         2017

    Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The following deferred post-October losses in the noted amount during 2009.

    Value Portfolio                                                      947,115
    Investment Grade Bond Portfolio                                       26,208
    Socially Responsive Portfolio                                         20,255

    The Fund has no Internal Revenue Service or state examinations in progress and none are expected at this time.

    Management of the Fund has reviewed all open federal tax years (2006-2009) and major jurisdictions and concluded that there are no significant uncertainties that would impact the Fund's net assets or results of operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

9.  INDEMNIFICATIONS

    Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

10. RISKS AND CONTINGENCIES

    The Fund may invest in mortgage related and other asset-backed securities. These securities include mortgage pass-through securities ("MBS"), collateralized mortgage obligations ("CMOs"), commercial mortgage-backed securities ("CMBS"), mortgage dollar rolls, CMO residuals, and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

    U.S. Government Agencies or Government-Sponsored Enterprises Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association ("GNMA" or "Ginnie Mae"), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA" or "Fannie Mae") and the Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac"). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

    In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund have unsettled or open transactions will default. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments.

11. NEW ACCOUNTING PRONOUNCEMENTS

    In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements, which are effective for interim and annual reporting periods beginning after December 15, 2010.

12. SUBSEQUENT EVENTS

    As of July 26, 2010, management has determined that there are no material events that would require disclosure in the Fund's financial statement through this date.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the period.

                                                                     VALUE PORTFOLIO - CLASS O
                                         ---------------------------------------------------------------------------------
                                              For the                               For years ended
                                         six months ended     ------------------------------------------------------------
                                           June 30, 2010      Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,
                                            (Unaudited)         2009         2008         2007         2006         2005
                                         ----------------     --------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net investment income(1)                     $   0.12         $   0.27     $   0.44     $   0.40     $   0.39     $   0.29
Net gain (loss) on investments                  (1.30)            4.03        (9.67)        0.55         2.98         2.11
                                             --------         --------     --------     --------     --------     --------
  Total from investment operations              (1.18)            4.30        (9.23)        0.95         3.37         2.40
                                             --------         --------     --------     --------     --------     --------
Shareholder distributions
  Net investment income                             -            (0.28)       (0.48)       (0.42)       (0.39)       (0.29)
  Realized gain                                     -                -        (0.92)       (1.68)       (1.79)       (1.59)
                                             --------         --------     --------     --------     --------     --------
Net increase (decrease)                         (1.18)            4.02       (10.63)       (1.15)        1.19         0.52
Net asset value at beginning of period          18.20            14.18        24.81        25.96        24.77        24.25
                                             --------         --------     --------     --------     --------     --------
Net asset value at end of period             $  17.02         $  18.20     $  14.18     $  24.81     $  25.96     $  24.77
                                             ========         ========     ========     ========     ========     ========
TOTAL RETURN(2)                                 (6.5%)           30.3%       (36.9%)        3.6%        13.5%         9.9%

SUPPLEMENTAL DATA:
Net assets, end of period (000)              $209,054         $230,501     $191,208     $358,686     $386,081     $355,415
Ratio to average net assets:
  Expenses                                      0.60%(3)         0.60%        0.59%        0.58%        0.59%        0.61%
  Net investment income                         1.33%(3)         1.78%        2.12%        1.44%        1.47%        1.18%

Portfolio turnover rate                            6%              12%          11%          11%          12%          17%

(1)  Net investment income is calculated based on average shares.
(2) The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the period.

                                                                  VALUE PORTFOLIO - ADVISOR CLASS
                                         ---------------------------------------------------------------------------------
                                              For the                               For years ended
                                         six months ended     ------------------------------------------------------------
                                           June 30, 2010      Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,
                                            (Unaudited)         2009         2008         2007         2006         2005
                                         ----------------     --------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net investment income(1)                      $  0.10         $   0.23     $   0.38     $   0.32     $   0.32     $   0.23
Net gain (loss) on investments                  (1.30)            3.99        (9.58)        0.54         2.94         2.10
                                              -------         --------     --------     --------     --------      -------
  Total from investment operations              (1.20)            4.22        (9.20)        0.86         3.26         2.33
                                              -------         --------     --------     --------     --------      -------
Shareholder distributions
  Net investment income                             -            (0.24)       (0.42)       (0.34)       (0.33)       (0.25)
  Realized gain                                     -                -        (0.92)       (1.68)       (1.79)       (1.59)
                                              -------         --------     --------     --------     --------      -------
Net increase (decrease)                         (1.20)            3.98       (10.54)       (1.16)        1.14         0.49
Net asset value at beginning of period          18.07            14.09        24.63        25.79        24.65        24.16
                                              -------         --------     --------     --------     --------      -------
Net asset value at end of period              $ 16.87         $  18.07     $  14.09     $  24.63     $  25.79       $24.65
                                              =======         ========     ========     ========     ========      =======
TOTAL RETURN(2)                                 (6.6%)           29.9%       (37.1%)        3.3%        13.2%         9.6%

SUPPLEMENTAL DATA:
Net assets, end of period (000)               $22,969         $ 23,148     $ 17,949     $ 29,688     $ 24,222       $9,863

Ratio to average net assets:
  Expenses                                      0.90%(3)         0.90%        0.90%        0.88%        0.88%        0.92%
  Net investment income                         1.04%(3)         1.47%        1.84%        1.15%        1.22%        0.90%

Portfolio turnover rate                            6%              12%          11%          11%          12%          17%

(1)  Net investment income is calculated based on average shares.
(2) The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the period.

                                                                  MONEY MARKET PORTFOLIO - CLASS O
                                         ---------------------------------------------------------------------------------
                                              For the                               For years ended
                                         six months ended     ------------------------------------------------------------
                                           June 30, 2010      Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,
                                            (Unaudited)         2009         2008         2007         2006         2005
                                         ----------------     ---------    --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net investment income(1)                     $      -         $   0.001    $  0.021     $  0.047     $  0.045     $  0.027
Net gain (loss) on investments                      -                 -           -            -            -            -
                                             --------          --------    --------     --------     --------     --------
  Total from investment operations                  -             0.001       0.021        0.047        0.045        0.027
                                             --------          --------    --------     --------     --------     --------
Shareholder distributions
  Net investment income                             -            (0.001)     (0.021)      (0.047)      (0.045)      (0.027)

Net increase (decrease)                             -                 -           -            -            -            -
Net asset value at beginning of period           1.00              1.00        1.00         1.00         1.00         1.00
                                             --------          --------    --------     --------     --------     --------
Net asset value at end of period             $   1.00          $   1.00    $   1.00     $   1.00     $   1.00     $   1.00
                                             ========          ========    ========     ========     ========     ========
TOTAL RETURN(2)                                    0%              0.1%        2.1%         4.8%         4.6%         2.7%

SUPPLEMENTAL DATA:
Net assets, end of period (000)              $183,471          $196,110    $247,550     $201,056     $195,104     $179,484

Ratio to average net assets:
  Expenses                                      0.22%(3)          0.48%       0.49%        0.50%        0.50%        0.51%
  Expenses before waived fees and
    reimbursed expenses                         0.51%(3)          0.52%       0.49%        0.50%        0.50%        0.51%

  Net investment income                            0%(3)          0.11%       2.10%        4.70%        4.49%        2.69%

(1)  Net investment income is calculated based on average shares.
(2) The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the period.

                                                              MONEY MARKET PORTFOLIO - ADVISOR CLASS
                                         ---------------------------------------------------------------------------------
                                              For the                               For years ended
                                         six months ended     ------------------------------------------------------------
                                           June 30, 2010      Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,
                                            (Unaudited)         2009         2008         2007         2006         2005
                                         ----------------     --------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net investment income(1)                      $     -         $      -(4)  $  0.018     $  0.044     $  0.042     $  0.025
Net gain (loss) on investments                      -                -            -            -            -            -
                                              -------         --------      -------     --------     --------     --------
  Total from investment operations                  -                -        0.018        0.044        0.042        0.025
                                              -------         --------      -------     --------     --------     --------
Shareholder distributions
  Net investment income                             -                -(4)    (0.018)      (0.044)      (0.042)      (0.025)

Net increase (decrease)                             -                -            -            -            -            -
Net asset value at beginning of period           1.00             1.00         1.00         1.00         1.00         1.00
                                              -------         --------      -------     --------     --------     --------
Net asset value at end of period              $  1.00         $   1.00       $ 1.00     $   1.00     $   1.00     $   1.00
                                              =======         ========      =======     ========     ========     ========
TOTAL RETURN(2)                                    0%               0%(5)      1.9%         4.5%         4.3%         2.4%

SUPPLEMENTAL DATA:
  Net assets, end of period (000)             $33,660         $ 33,396     $ 41,968     $ 36,655     $ 18,821     $ 11,081

Ratio to average net assets:
  Expenses                                      0.22%(3)         0.56%        0.79%        0.80%        0.80%        0.81%
  Expenses before waived fees and
    reimbursed expenses                         0.81%(3)         0.81%        0.79%        0.80%        0.80%        0.81%

  Net investment income                            0%(3)         0.03%        1.80%        4.38%        4.24%        2.50%

(1)  Net investment income is calculated based on average shares.
(2) The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized.
(4)  Less than $.0005 per share.
(5)  Less than .05%.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the period.

                                                              INVESTMENT GRADE BOND PORTFOLIO - CLASS O
                                         ---------------------------------------------------------------------------------
                                              For the                               For years ended
                                         six months ended     ------------------------------------------------------------
                                           June 30, 2010      Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,
                                            (Unaudited)         2009         2008         2007         2006         2005
                                         ----------------     --------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net investment income(1)                     $   0.23         $   0.53     $   0.56     $   0.54     $   0.53     $   0.46
Net gain (loss) on investments                   0.37             1.06        (0.68)        0.15        (0.11)       (0.21)
                                             --------         --------     --------     --------     --------     --------
  Total from investment operations               0.60             1.59        (0.12)        0.69         0.42         0.25
                                             --------         --------     --------     --------     --------     --------
Shareholder distributions
  Net investment income                             -            (0.57)       (0.58)       (0.54)       (0.58)       (0.46)
  Realized gain                                     -            (0.07)           -            -            -            -
                                             --------         --------     --------     --------     --------     --------
Net increase (decrease)                          0.60             0.95        (0.70)        0.15        (0.16)       (0.21)
Net asset value at beginning of period          11.14            10.19        10.89        10.74        10.90        11.11
                                             --------         --------     --------     --------     --------     --------
Net asset value at end of period             $  11.74         $  11.14     $  10.19     $  10.89     $  10.74     $  10.90
                                             ========         ========     ========     ========     ========     ========
TOTAL RETURN(2)                                  5.4%            15.5%        (1.0%)        6.4%         3.8%         2.1%

SUPPLEMENTAL DATA:
Net assets, end of period (000)              $139,133         $131,261     $127,495     $131,941     $124,630     $143,020

Ratio to average net assets:
  Expenses                                      0.65%(3)         0.66%        0.64%        0.65%        0.64%        0.64%
  Net investment income                         4.10%(3)         4.83%        5.14%        4.98%        4.86%        4.10%

Portfolio turnover rate                           22%              58%          20%          61%          67%          35%

(1)  Net investment income is calculated based on average shares.
(2) The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the period.

                                                           INVESTMENT GRADE BOND PORTFOLIO - ADVISOR CLASS
                                         ---------------------------------------------------------------------------------
                                              For the                               For years ended
                                         six months ended     ------------------------------------------------------------
                                           June 30, 2010      Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,
                                            (Unaudited)         2009         2008         2007         2006         2005
                                         ----------------     --------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net investment income(1)                     $ 0.21           $   0.49     $   0.52     $   0.51     $   0.50     $   0.43
Net gain (loss) on investments                 0.37               1.05        (0.66)        0.13        (0.11)       (0.22)
                                             ------           --------     --------     --------     --------     --------
  Total from investment operations             0.58               1.54        (0.14)        0.64         0.39         0.21
                                             ------           --------     --------     --------     --------     --------
Shareholder distributions
  Net investment income                           -              (0.53)       (0.55)       (0.50)       (0.55)       (0.43)
  Realized gain                                   -              (0.07)           -            -            -            -
                                             ------           --------     --------     --------     --------     --------
Net increase (decrease)                        0.58               0.94        (0.69)        0.14        (0.16)       (0.22)
Net asset value at beginning of period        11.11              10.17        10.86        10.72        10.88        11.10
                                             ------           --------     --------     --------     --------     --------
Net asset value at end of period             $11.69           $  11.11     $  10.17     $  10.86     $  10.72     $  10.88
                                             ======           ========     ========     ========     ========     ========
TOTAL RETURN(2)                                5.2%              15.2%        (1.2%)        6.1%         3.5%         1.8%

SUPPLEMENTAL DATA:
Net assets, end of period (000)              $6,368           $  5,643     $  4,578     $  3,785     $  3,515     $  2,997

Ratio to average net assets:
  Expenses                                    0.95%(3)           0.96%        0.94%        0.95%        0.94%        0.94%
  Net investment income                       3.80%(3)           4.51%        4.86%        4.68%        4.58%        3.81%

Portfolio turnover rate                         22%                58%          20%          61%          67%          35%

(1)  Net investment income is calculated based on average shares.
(2) The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the period.

                                                              ASSET DIRECTOR PORTFOLIO - CLASS O
                                         ---------------------------------------------------------------------------------
                                              For the                               For years ended
                                         six months ended     ------------------------------------------------------------
                                           June 30, 2010      Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,
                                            (Unaudited)         2009         2008         2007         2006         2005
                                         ----------------     --------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net investment income(1)                     $   0.17         $   0.38     $   0.52     $   0.50     $   0.46     $   0.35
Net gain (loss) on investments                  (0.64)            3.01        (5.26)        0.45         1.43         1.02
                                             --------         --------     --------     --------     --------     --------
  Total from investment operations              (0.47)            3.39        (4.74)        0.95         1.89         1.37
                                             --------         --------     --------     --------     --------     --------
Shareholder distributions
  Net investment income                             -            (0.39)       (0.57)       (0.49)       (0.44)       (0.33)
  Realized gain                                     -                -        (0.33)       (0.60)       (0.78)       (0.67)
                                             --------         --------     --------     --------     --------     --------
Net increase (decrease)                         (0.47)            3.00        (5.64)       (0.14)        0.67         0.37
Net asset value at beginning of period          15.93            12.93        18.57        18.71        18.04        17.67
                                             --------         --------     --------     --------     --------     --------
Net asset value at end of period             $  15.46         $  15.93     $  12.93     $  18.57     $  18.71     $  18.04
                                             ========         ========     ========     ========     ========     ========
TOTAL RETURN(2)                                 (3.0%)           26.2%       (25.4%)        5.1%        10.5%         7.7%

SUPPLEMENTAL DATA:
Net assets, end of period (000)              $218,318         $224,272     $190,669     $299,737     $271,853     $227,950

Ratio to average net assets:
  Expenses                                      0.60%(3)         0.61%        0.60%        0.59%        0.60%        0.62%
  Net investment income                         2.09%(3)         2.73%        3.12%        2.52%        2.44%        1.94%

Portfolio turnover rate                            8%              19%          22%          28%          28%          17%

(1)  Net investment income is calculated based on average shares.
(2) The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the period.

                                                              ASSET DIRECTOR PORTFOLIO - ADVISOR CLASS
                                         ---------------------------------------------------------------------------------
                                              For the                               For years ended
                                         six months ended     ------------------------------------------------------------
                                           June 30, 2010      Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,
                                            (Unaudited)         2009         2008         2007         2006         2005
                                         ----------------     --------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net investment income(1)                     $  0.15          $   0.34    $    0.48     $   0.44     $   0.41     $   0.30
Net gain (loss) on investments                 (0.64)             2.98        (5.26)        0.45         1.42         1.00
                                             -------          --------    ---------     --------     --------     --------
  Total from investment operations             (0.49)             3.32        (4.78)        0.89         1.83         1.30
                                             -------          --------    ---------     --------     --------     --------
Shareholder distributions
  Net investment income                            -             (0.35)       (0.52)       (0.44)       (0.39)       (0.29)
  Realized gain                                    -                 -        (0.33)       (0.60)       (0.78)       (0.67)
                                             -------          --------    ---------     --------     --------     --------
Net increase (decrease)                        (0.49)             2.97        (5.63)       (0.15)        0.66         0.34
Net asset value at beginning of period         15.85             12.88        18.51        18.66        18.00        17.66
                                             -------          --------    ---------     --------     --------     --------
Net asset value at end of period             $ 15.36          $  15.85    $   12.88     $  18.51     $  18.66     $  18.00
                                             =======          ========    =========     ========     ========     ========
TOTAL RETURN(2)                                (3.1%)            25.8%       (25.7%)        4.8%        10.2%         7.3%

SUPPLEMENTAL DATA:
Net assets, end of period (000)              $54,667          $ 49,586    $  35,634     $ 40,979     $ 28,135     $ 15,679

Ratio to average net assets:
 Expenses                                      0.90%(3)          0.91%        0.90%        0.89%        0.90%        0.92%
 Net investment income                         1.79%(3)          2.42%        2.87%        2.24%        2.16%        1.66%

Portfolio turnover rate                           8%               19%          22%          28%          28%          17%

(1) Net investment income is calculated based on average shares.
(2) The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges. Total returns for periods less than one year are not annualized.
(3) Annualized.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the period.

                                                                    SOCIALLY RESPONSIVE PORTFOLIO - CLASS O
                                                       ------------------------------------------------------------------
                                      For the period
                                        Six months                                                       For the period
                                      ended June 30,                 For years ended                    March 31, 2006(4)
                                          2010         ---------------------------------------------        through
                                       (unaudited)     Dec. 31, 2009   Dec. 31, 2008   Dec. 31, 2007      Dec. 31, 2006
                                      --------------   -------------   -------------   -------------    -----------------
PER SHARE OPERATING PERFORMANCE:
Net investment income(1)                $    0.03         $   0.07        $   0.11       $    0.10         $     0.06
Net gain (loss) on investments              (0.65)            1.92           (3.94)           0.26               0.20
                                        ---------         --------        --------       ---------         ----------
  Total from investment operations          (0.62)            1.99           (3.83)           0.36               0.26
                                        ---------         --------        --------       ---------         ----------
Shareholder distributions
  Net investment income                         -            (0.06)          (0.12)          (0.10)             (0.05)
  Realized gain                                 -                -               -           (0.08)                 -
                                        ---------         --------        --------       ---------         ----------
Net increase (decrease)                     (0.62)            1.93           (3.95)           0.18               0.21
Net asset value at
  beginning of period                        8.37             6.44           10.39           10.21              10.00
                                        ---------         --------        --------       ---------         ----------
Net asset value at
  end of period                         $    7.75         $   8.37        $   6.44       $   10.39         $    10.21
                                        =========         ========        ========       =========         ==========
TOTAL RETURN(2)                             (7.4%)           30.9%          (36.8%)           3.5%               2.6%

SUPPLEMENTAL DATA:
Net assets, end of period (000)         $   2,347         $  2,296        $  1,642       $   3,272         $    2,561

Ratio to average net assets:
  Expenses                                  1.20%(3)         1.20%           1.20%           1.20%              1.20%(3)
  Expenses before waived fees and
    reimbursed expenses                     3.03%(3)         3.70%           2.74%           2.71%              4.40%(3)
  Net investment income                     0.59%(3)         0.97%           1.30%           0.89%              0.81%(3)

Portfolio turnover rate                        7%               7%             14%              8%                 3%

(1) Net investment income is calculated based on average shares.
(2) The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges. Total returns for periods less than one year are not annualized.
(3) Annualized.
(4) Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the period.

                                                                SOCIALLY RESPONSIVE PORTFOLIO - ADVISOR CLASS
                                                       ------------------------------------------------------------------
                                      For the period
                                        Six months                                                       For the period
                                      ended June 30,                 For years ended                    March 31, 2006(4)
                                          2010         ---------------------------------------------        through
                                       (unaudited)     Dec. 31, 2009   Dec. 31, 2008   Dec. 31, 2007      Dec. 31, 2006
                                      --------------   -------------   -------------   -------------    -----------------
PER SHARE OPERATING PERFORMANCE:
Net investment income(1)                $     0.01        $    0.05       $    0.09      $    0.06         $     0.04
Net gain (loss) on investments               (0.64)            1.91           (3.94)          0.26               0.20
                                        ----------        ---------       ---------      ---------         ----------
 Total from investment operations            (0.63)            1.96           (3.85)          0.32               0.24
                                        ----------        ---------       ---------      ---------         ----------
Shareholder distributions
  Net investment income                          -            (0.04)          (0.09)         (0.07)             (0.03)
  Realized gain                                  -                -               -          (0.08)                 -
                                        ----------        ---------       ---------      ---------         ----------
Net increase (decrease)                      (0.63)            1.92           (3.94)          0.17               0.21
Net asset value at
  beginning of period                         8.36             6.44           10.38          10.21              10.00
                                        ----------        ---------       ---------      ---------         ----------
Net asset value at end of period        $     7.73        $    8.36       $    6.44      $   10.38         $    10.21
                                        ==========        =========       =========      =========         ==========
TOTAL RETURN(2)                              (7.6%)           30.6%          (37.1%)          3.1%               2.4%

SUPPLEMENTAL DATA:
Net assets, end of period (000)         $    2,064        $   2,227       $   1,427      $   2,274         $    1,832

Ratio to average net assets:
  Expenses                                   1.50%(3)         1.50%           1.50%          1.50%              1.50%(3)
  Expenses before waived fees and
    reimbursed expenses                      3.33%(3)         3.98%           3.07%          3.02%              4.73%(3)
 Net investment income                       0.28%(3)         0.68%           1.06%          0.59%              0.51%(3)

Portfolio turnover rate                         7%               7%             14%             8%                 3%

(1) Net investment income is calculated based on average shares.
(2) The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges. Total returns for periods less than one year are not annualized.
(3) Annualized.
(4) Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

                          OTHER INFORMATION (UNAUDITED)
ADVISORY AGREEMENT

At a meeting of the Board of Directors held on February 25, 2010, the Board approved the Investment Advisory Agreement between the Fund and its Advisor, AUL. In considering this matter, the Board considered the nature and extent and quality of services provided by the Investment Advisor, the investment performance of the portfolios, the costs of services and profitability of the Advisor, economies of scale realized by the Fund, and any fallout benefits realized by virtue of the arrangement between the Fund and the Advisor.

The Board considered the quality of the Fund's investment management over both the short and long-term periods, and took into account the organizational depth and stability of the Advisor. The Advisor has been managing investments for more than three decades. The Advisor's portfolio managers have extensive education and experience, several earning MBAs and CFA designations. The team oversees the management of a sizeable portfolio. The Advisor adheres to a sound, disciplined investment management process, and the portfolio management team has considerable experience, stability and depth. The Board concluded that the Advisor's experience, stability, depth and performance, among other factors, warranted continuation of the Investment Advisory Agreement.

The Board next considered the performance of the portfolios, including any periods of relative out-performance or underperformance. The Board concluded the portfolios have performed in line with expectations, and the results have been consistent with the investment strategies. Each of the portfolios provided close tracking of its index benchmark and exceeded the average returns of its peer group, in many cases.

The Board also reviewed the fees and total expenses of the portfolios (each as a percentage of average net assets) and compared such amounts with the average fee and expense levels of other similar portfolios. They also reviewed the financial strength of the Advisor, ratings from the various rating agencies, and the fee charged by the Advisor for the services under the agreement. Based on the information presented by the Advisor, members of the Board then determined, in their business judgment, that the relatively low level of the fees charged by the Advisor will benefit the portfolios and their shareholders.

Based on the information provided to the Fund's Board of Directors and the considerations and conclusions above, the Board concluded that the factors considered justified the renewal of the Investment Advisory Agreement for a period of one year continuing until the regularly scheduled meeting of the Board of Directors in February, 2011.

PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in each portfolio is available, without charge and upon request, by calling 1-800-249-6269 (x4634). This information is also available by accessing the SEC website at http://www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The filing will be available, upon request, by calling 1-800-249-6269 (x4634). Furthermore, you can obtain a copy of the filing on the SEC's website at http://www.sec.gov. The Fund's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

                       MANAGEMENT OF THE FUND (UNAUDITED)

MANAGEMENT INFORMATION

Overall responsibility for management of the Fund rests with the Board of Directors, who are elected by the shareholders of the Fund. Each member of the Board of Directors is responsible for 5 portfolios in the fund complex. The Directors elect the officers of the Fund to actively supervise its day-to-day activities.

BOARD MEMBERS OF THE FUND

NAME AND                   CURRENT POSITION   DIRECTOR OR     PRINCIPAL OCCUPATION(S)              OTHER DIRECTORSHIPS
YEAR OF BIRTH(1)           WITH THE FUND      OFFICER SINCE   DURING THE PAST 5 YEARS              HELD BY DIRECTOR
--------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS(2)
------------------------
GILBERT F. VIETS,          o Chairman of      9/27/04         o Deputy Commissioner and            o St. Vincent Hospital,
1944                       the Audit                          Chief of Staff, Indiana              Indianapolis
                           Committee &                        Department of Transportation
                           Director                           (12/2006 until his retirement
                                                              in 11/2008)

                                                              o State of Indiana Office of
                                                              Management & Budget
                                                              (2005-12/2006)

                                                              o Chief Financial Officer/Chief
                                                              Restructuring Officer/Special
                                                              Assistant to the Chairman, ATA
                                                              Holdings, Inc. (7/2004-11/2005)

                                                              o Associate Clinical Professor,
                                                              Indiana University (8/2002-7/2004)

STEPHEN J. HELMICH,        o Director         12/17/04        o President, Cathedral High          None
1950                                                          School (1999 to present)

JAMES L. ISCH,             o Director         11/12/09        o Interim President, NCAA            None
1951                                                          (9/2009 to present)

                                                              o Senior Vice President of
                                                              Administration and CFO,
                                                              NCAA (1998 to 9/2009)

INTERESTED DIRECTORS
--------------------
WILLIAM R. BROWN(3),       o Director         11/16/07        o General Counsel & Secretary,       o Franklin College
1939                                                          American United Life Insurance
                                                              Company(R) (1/1986 until his
                                                              retirement in 8/2002)

(1) The directors of the Fund can be reached at OneAmerica Funds, Inc. c/o Legal Department, One American Square, Indianapolis, IN 46282.
(2) Effective June 1, 2010, Jean L. Wojtowicz, Chairwoman of the Board of Directors, resigned from the board.
(3) Mr. Brown, due to his previous employment with AUL and the current receipt of deferred compensation from AUL, may be deemed to be an "interested person" as defined by Section 2(a)(19) of the 1940 Act.

MANAGEMENT INFORMATION (CONTINUED) (UNAUDITED)

OFFICERS OF THE FUND

NAME AND                   CURRENT POSITION   DIRECTOR OR     PRINCIPAL OCCUPATION(S)
YEAR OF BIRTH(1)           WITH THE FUND      OFFICER SINCE   DURING THE PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------
J. SCOTT DAVISON,          o President        8/15/08         o Chief Financial Officer, American United Life
1964                                                          Insurance Company(R) (6/2004 to Present)

                                                              o Senior Vice President, Strategic Planning &
                                                              Corporate Development (7/2002 - 6/2004)

CONSTANCE E. LUND,         o Treasurer        2/2/00          o Senior Vice President, Corporate Finance,
1953                                                          American United Life Insurance Company(R) (1/2000
                                                              to present)

THOMAS M. ZUREK,           o Secretary        12/13/02        o General Counsel & Secretary, American United
1948                                                          Life Insurance Company(R) (8/2002 to present)

DANIEL SCHLUGE,            o Assistant        2/23/07         o Controller, American United Life Insurance
1960                       Treasurer                          Company(R) (7/2000 to present)

RICHARD M. ELLERY,         o Assistant        8/24/07         o Associate General Counsel, American United Life
1971                       Secretary                          Insurance Company(R) (1/2007 to present); Assistant
                                                              General Counsel, American United Life Insurance
                                                              Company(R) (5/2004-1/2007)

SUE UHL,                   o Anti-Money       5/18/07         o Assistant General Counsel, American United Life
1958                       Laundering                         Insurance Company(R) (2007 - present)

                           Officer                            o Assistant VP Golden Rule (7/1997 - 2/2005)

                                                              o Deputy Commissioner, State of Indiana (02/2005 -
                                                              11/2006)

(1) The officers of the Fund can be reached at OneAmerica Funds, Inc. c/o Legal Department, One American Square, Indianapolis, IN 46282

Due to their current employment with AUL, the investment advisor to the Fund, Mr. Davison, Ms. Lund, Mr. Zurek, Mr. Schluge, Mr. Ellery, and Ms. Uhl may be deemed to be "interested persons" as defined by Section 2(a)(19) of the 1940 Act.

                      (This Page Intentionally Left Blank)

[LOGO OF ONEAMERICA(R)     OneAmerica(R) Funds, Inc.    (C) 2010 American
FUNDS, INC.]               One American Square,         United Life Insurance
ONEAMERICA(R) FUNDS, INC.  P.O. Box 368                 Company(R). All rights
                           Indianapolis, IN 46206-0368  reserved. OneAmerica(R)
                           (317) 285-1111               and the OneAmerica
                           www.oneamerica.com           banner are all
                                                        trademarks of OneAmerica
                                                        Financial Partners, Inc.

                                                                 P-13959 6/30/10

ITEM 2.  CODE OF ETHICS.

Not applicable with semi annual filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable with semi annual filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable with semi annual filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

   (a) The President and Treasurer of the registrant have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Fund is made known to them by appropriate persons, based on their evaluations of these controls and procedures as of a date within 90 days of the filing of this report.

   (b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Not applicable with semi annual filing.

(a) (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

(b) Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) are attached hereto.

|                       |
|                       | ONEAMERICA
| [LOGO of ONEAMERICA]  | FUNDS, INC.
|     ONEAMERICA(R)     |
|                       | One American Square, P.O. Box 368
|                       | Indianapolis, IN 46206-0368       Phone (317) 285-1877
|                       |

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

    (Registrant)                     OneAmerica Funds, Inc.
               ------------------------------------------------------------

    By (Signature and Title)*   /s/ J. Scott Davison
                             ----------------------------------------------
                                J. Scott Davison, President

    Date  8/21/10
        ---------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

    By (Signature and Title)*   /s/ J. Scott Davison
                             ----------------------------------------------
                                J. Scott Davison, President

    Date  8/21/10
        ---------

    By (Signature and Title)*   /s/ Constance E. Lund
                             ----------------------------------------------
                                Constance E. Lund, Treasurer

    Date  8/21/10
        ---------

* Print the name and title of each signing officer under his or her signature.